                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number   811-2686
                                   ------------


                       RIVERSOURCE TAX-EXEMPT SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


  50606 Ameriprise Financial Center, Minneapolis, Minnesota         55474
--------------------------------------------------------------------------------
         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:    11/30
                         --------------
Date of reporting period:    5/31
                         --------------

Semiannual Report

                                                          RIVERSOURCE [LOGO](SM)
                                                                     INVESTMENTS

RIVERSOURCE(SM)
INTERMEDIATE TAX-EXEMPT FUND

SEMIANNUAL REPORT FOR THE
PERIOD ENDED MAY 31, 2006

> RIVERSOURCE INTERMEDIATE TAX-EXEMPT
  FUND SEEKS TO PROVIDE SHAREHOLDERS
  WITH A HIGH LEVEL OF CURRENT INCOME
  EXEMPT FROM FEDERAL TAXES.

TABLE OF CONTENTS

Fund Snapshot .............................................................    2

Performance Summary .......................................................    3

Questions & Answers with Portfolio Management .............................    5

Investments in Securities .................................................    8

Financial Statements ......................................................   15

Notes to Financial Statements .............................................   18

Fund Expenses Example .....................................................   29

Approval of Investment Management Services Agreement ......................   31

Proxy Voting ..............................................................   31

Results of Meeting of Shareholders ........................................   32

      [LOGO]
  DALBAR RATED
      2006
FOR COMMUNICATION

RiverSource Funds' shareholder reports have been awarded the Communications Seal from Dalbar Inc., an independent financial services research firm. The Seal recognizes communications demonstrating a level of excellence in the industry.


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RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2006 SEMIANNUAL REPORT -- 1
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND SNAPSHOT AT MAY 31, 2006
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO MANAGER
--------------------------------------------------------------------------------

PORTFOLIO MANAGER      SINCE   YEARS IN INDUSTRY
David Kerwin, CFA*     8/04           20

*     The Fund is managed by a team of portfolio managers led by David Kerwin.

--------------------------------------------------------------------------------
FUND OBJECTIVE
--------------------------------------------------------------------------------

For investors seeking a high level of current income generally exempt from federal taxes.

Inception dates by class

A: 11/13/96          B: 11/13/96    C: 6/26/00       Y: 11/13/96

Ticker symbols by class

A: INFAX             B: INFBX       C: --            Y: --
Total net assets                            $105.3 million
Number of holdings                                      86
Effective maturity(1)                            8.2 years
Effective duration(2)                            5.3 years
Weighted average bond rating(3)                        AA+

(1) EFFECTIVE MATURITY measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.

(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.

(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.

--------------------------------------------------------------------------------
STYLE MATRIX
--------------------------------------------------------------------------------

Shading within the style matrix indicates areas in which the Fund generally invests.

      DURATION

SHORT   INT.   LONG

         X

      QUALITY

HIGH   MEDIUM   LOW

--------------------------------------------------------------------------------
SEC YIELDS
--------------------------------------------------------------------------------
At May 31, 2006 by class

A: 3.19%                B: 2.59%                C: 2.59%                Y: 3.59%

At June 30, 2006 by class

A: 3.26%                B: 2.65%                C: 2.66%                Y: 3.70%

The Securities and Exchange Commission (SEC) yield is calculated by dividing anticipated net investment income during a 31-day period by the public offering price (POP) per share on the last day of the period, and converting the results to yearly figures. See Average Annual Total Returns on page 4 for additional performance information.

--------------------------------------------------------------------------------
TOP TEN STATES
--------------------------------------------------------------------------------

Percentage of portfolio assets

New York                                                                   13.3%
--------------------------------------------------------------------------------
Texas                                                                      11.7
--------------------------------------------------------------------------------
California                                                                 11.0
--------------------------------------------------------------------------------
Ohio                                                                        8.0
--------------------------------------------------------------------------------
North Carolina                                                              5.1
--------------------------------------------------------------------------------
Michigan                                                                    5.0
--------------------------------------------------------------------------------
Illinois                                                                    4.1
--------------------------------------------------------------------------------
Minnesota                                                                   4.1
--------------------------------------------------------------------------------
Louisiana                                                                   3.8
--------------------------------------------------------------------------------
Washington                                                                  3.7
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CREDIT QUALITY SUMMARY
--------------------------------------------------------------------------------

Percentage of bond portfolio assets

AAA bonds                                                                  65.4%
--------------------------------------------------------------------------------
AA bonds                                                                   16.7
--------------------------------------------------------------------------------
A bonds                                                                    11.0
--------------------------------------------------------------------------------
BBB bonds                                                                   4.6
--------------------------------------------------------------------------------
Non-investment grade bonds                                                  2.3
--------------------------------------------------------------------------------

Individual security ratings are based on information from Standard & Poor's Corp. and Moody's Investors Service. If a rating is unavailable, the rating is determined through an internal analysis, if appropriate. 2.3% of the portfolio rating above was determined through internal analysis.

Investment products, including shares of mutual funds, involve investment risks including possible loss of principal and fluctuation in value.

There are risks associated with an investment in a bond fund, including credit risk, interest rate risk, and prepayment and extension risk. See the Fund's prospectus for information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, generally have more volatile prices and carry more risk to principal and income than investment grade securities.

Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal and/or state alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distribution.

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
2 -- RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY

--------------------------------------------------------------------------------

                             PERFORMANCE COMPARISON
                  For the six-month period ended May 31, 2006

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

+0.83% RiverSource Intermediate Tax-Exempt Fund Class A (excluding sales charge)

+1.23% Lehman Brothers 3-15 Year Blend Municipal Bond Index(1) (unmanaged)

+1.23% Lipper Intermediate Municipal Debt Funds Index(2)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting www.riversource.com/funds.

(1) The Lehman Brothers 3-15 Year Blend Municipal Bond Index, an unmanaged index, is a market value-weighted index of investment grade fixed-rate municipal bonds with maturities of 2-17 years. The index is frequently used as a general performance measure of tax-exempt bonds with intermediate maturities. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

(2) The Lipper Intermediate Municipal Debt Funds Index includes the 30 largest intermediate municipal debt funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

--------------------------------------------------------------------------------
RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2006 SEMIANNUAL REPORT -- 3
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

                         CLASS A              CLASS B                CLASS C             CLASS Y
(INCEPTION DATES)       (11/13/96)          (11/13/96)              (6/26/00)          (11/13/96)
                      NAV(1)   POP(2)    NAV(1)  AFTER CDSC(3)  NAV(1)   AFTER CDSC(4)    NAV(5)
AT MAY 31, 2006
-------------------------------------------------------------------------------------------------
6 months*             +0.83%   -3.96%    +0.65%      -4.29%     +0.65%       -0.34%       +0.89%
-------------------------------------------------------------------------------------------------
1 year                +0.69%   -4.09%    -0.06%      -4.92%     -0.06%       -1.03%       +0.64%
-------------------------------------------------------------------------------------------------
3 years               +1.59%   -0.05%    +0.82%      -0.43%     +0.83%       +0.83%       +1.77%
-------------------------------------------------------------------------------------------------
5 years               +3.78%   +2.78%    +3.00%      +2.64%     +3.01%       +3.01%       +3.95%
-------------------------------------------------------------------------------------------------
Since inception       +4.08%   +3.55%    +3.30%      +3.30%     +3.53%       +3.53%       +4.22%
-------------------------------------------------------------------------------------------------
AT JUNE 30, 2006
-------------------------------------------------------------------------------------------------
6 months*             -0.27%   -5.00%    -0.45%      -5.37%     -0.45%       -1.44%       -0.03%
-------------------------------------------------------------------------------------------------
1 year                -0.24%   -4.98%    -0.99%      -5.79%     -0.98%       -1.94%       -0.11%
-------------------------------------------------------------------------------------------------
3 years               +1.59%   -0.05%    +0.82%      -0.43%     +0.83%       +0.83%       +1.84%
-------------------------------------------------------------------------------------------------
5 years               +3.58%   +2.58%    +2.80%      +2.44%     +2.85%       +2.85%       +3.79%
-------------------------------------------------------------------------------------------------
Since inception       +3.99%   +3.47%    +3.21%      +3.21%     +3.39%       +3.39%       +4.15%
-------------------------------------------------------------------------------------------------

(1)   Excluding sales charge.

(2)   Returns at public offering price (POP) reflect a sales charge of 4.75%.

(3) Returns at maximum contingent deferred sales charge (CDSC). CDSC applies as follows: first year 5%; second and third year 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter.

(4)   1% CDSC applies to redemptions made within the first year of purchase.

(5) Sales charge is not applicable to these shares. Shares available to institutional investors only.

*     Not annualized.


--------------------------------------------------------------------------------
4 -- RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

QUESTIONS & ANSWERS

                            WITH PORTFOLIO MANAGEMENT

Below, portfolio manager David Kerwin discusses the Fund's positioning and results for the six months ended May 31, 2006. Effective July 24, 2006, Rick LaCoff will be replacing David Kerwin as portfolio manager of the Fund.

Q: How did RiverSource Intermediate Tax-Exempt Fund perform for the first half of the fiscal year?

A: RiverSource Intermediate Tax-Exempt Fund's Class A shares (excluding sales charge) gained 0.83% for the six months ended May 31, 2006. The Fund underperformed the Lehman Brothers 3-15 Year Blend Municipal Bond Index (Lehman 3-15 Year Index), which rose 1.23% for the period. The Fund also underperformed the Lipper Intermediate Municipal Debt Funds Index, representing the Fund's peer group, which also advanced 1.23% for the same time frame.

Q: What factors most significantly affected performance during the semiannual period?

A: The tax-exempt fixed income market produced modest but positive performance during the period, as a result of sharply rising rates across the spectrum of maturities, or yield curve. While tax-exempt yields moved higher across the yield curve, they did so more significantly at the short-term end than at the long-term end of the yield curve, causing a significant yield curve flattening. Interest rates rose largely in reaction to continued policy tightening by the Federal Reserve Board (the
      Fed), which hiked interest rates four more times, bringing the targeted federal funds rate to 5% by the end of May 2006.

      As rates rose significantly during the six-month period, the Fund benefited from its short duration positioning compared to that of the Lehman 3-15 Year Index. Duration is a measure of the Fund's sensitivity to changes in interest rates. Yield curve positioning also helped the Fund's results, especially a modest exposure to the 10-year segment of the tax-exempt yield curve, which had the weakest six-month performance. Finally, the Fund's sizable allocation to non-enhanced municipal tobacco bonds contributed to performance, as these bonds were the best-performing sector within the Lehman 3-15 Year Index for the six-month period.

      Detracting from the Fund's results was its modest exposure to what are known as special district general obligation bonds, which performed strongly for the period. These municipal bonds are often uninsured and rated BBB, issued for mixed use purposes or for projects that cross local, county or state lines.

--------------------------------------------------------------------------------
RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2006 SEMIANNUAL REPORT -- 5
--------------------------------------------------------------------------------

QUESTIONS & ANSWERS

> GOING FORWARD, WE BELIEVE THE MAJOR FACTOR AFFECTING THE
  MUNICIPAL MARKET MAY WELL BE THE UNEXPECTED AND
  DRAMATIC SLOWDOWN IN NEW ISSUE SUPPLY SEEN DURING THE
  FIRST FIVE MONTHS OF 2006.

      The primary reason the Fund underperformed the Lipper Intermediate Municipal Debt Funds Index was its moderate exposure to bonds rated BBB compared to the Index. Bonds rated BBB generally outperformed higher quality bonds during the period.

Q:    What changes did you make to the Fund and how is it currently positioned?

A: We increased the Fund's holdings in single-family housing bonds, as this sector offered attractive yields during the period. We also added to the Fund's allocation to Commonwealth of Puerto Rico municipal bonds. Puerto Rico has recently been experiencing some fiscal distress, and its government is currently working on the introduction of a local sales tax to raise revenues and reforms that would cut expenses. Should these potential fiscal remedies be enacted, Puerto Rico municipal bonds may become increasingly attractive to investors, given the triple-tax-exemption (i.e., federal, state and local) they offer.

      We added to the Fund's exposure to bonds rated BBB on a highly selective basis. Given anticipated technical conditions within the municipal bond market, we expect these bonds to continue to perform well and provide attractive income during the coming months.

      Toward the end of the period, we extended the Fund's duration a bit to bring it to a neutral position relative to the Lehman 3-15 Year Index, as we believe the Fed is nearing an end to its current tightening cycle and therefore it would be appropriate to add some interest rate sensitivity.

      Finally, we maintained our strategy of laddering bond maturities, coupons and call dates in the portfolio within the intermediate segment of the yield curve. We believe this staggered approach should help reduce the volatility and risks associated with interest rate movements and produce more consistent returns for the Fund over the long term.


--------------------------------------------------------------------------------
6 -- RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

QUESTIONS & ANSWERS

Q:    How do you intend to manage the Fund in the coming months?

A: Going forward, we believe the major factor affecting the municipal market may well be the unexpected and dramatic slowdown in new issue supply seen during the first five months of 2006. We expect the slowdown to continue throughout much of the year. As a result, municipal bonds are expensive, but, as interest rates have risen, so, too, has retail buyer demand.

      From a broader perspective, we intend to position the Fund based on our belief that U.S. interest rates across the range of maturities, or yield curve, have risen to levels that seem reasonable given our economic view. We believe the most likely scenario is for inflation to be nudged higher but also for a modest economic slowdown to become apparent in the second half of 2006, with a slowdown in the housing sector the likely catalyst. We thus believe the Fed may soon pause in its current tightening cycle.

      Given this view, we intend to maintain the Fund's current neutral duration positioning compared to the Lehman 3-15 Year Index for the near term. We further intend to reduce the Fund's exposure to insured bonds and increase its allocation to uninsured bonds, with a bias toward health care bonds, particularly bonds for large health care systems. In addition, we intend to increase the Fund's allocation to essential service revenue bonds, such as public power and water and sewer issues. We feel these sectors may enable the Fund to potentially pick up incremental yield without taking on significant risk. Finally, we are watching closely for opportunities to modestly increase the Fund's exposure to bonds rated BBB, including those in the tobacco and health care sectors.

      Consistent with the Fund's investment objective, we will maintain our emphasis on generating a high level of current income exempt from federal income taxes.

--------------------------------------------------------------------------------
RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2006 SEMIANNUAL REPORT -- 7
--------------------------------------------------------------------------------

INVESTMENTS IN SECURITIES

RiverSource Intermediate Tax-Exempt Fund

MAY 31, 2006 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

--------------------------------------------------------------------------------
MUNICIPAL BONDS (97.6%)
--------------------------------------------------------------------------------

NAME OF                       COUPON              PRINCIPAL           VALUE(a)
ISSUER AND                     RATE                 AMOUNT
TITLE OF
ISSUE (b,c)
ALABAMA (2.0%)
Alabama Public School & College Authority
  Revenue Bonds
  Capital Improvement
  Series 1999D (FSA)
   08-01-18                    5.50%             $ 2,000,000        $  2,128,580
--------------------------------------------------------------------------------

ALASKA (0.5%)
State of Alaska
  Refunding Revenue Bonds
  Series 2006A (MBIA) A.M.T
   10-01-14                    5.00                  500,000             523,170
--------------------------------------------------------------------------------

ARIZONA (2.0%)
Arizona School Facilities Board
  Revenue Bonds
  State School Improvement
  Series 2002
   07-01-10                    5.50                2,000,000           2,135,660
--------------------------------------------------------------------------------

CALIFORNIA (11.0%)
Alameda Corridor Transportation Authority
  Revenue Bonds
  Senior Lien
  Series 1999A (MBIA)
   10-01-18                    5.13                2,000,000           2,093,140
California Statewide Communities Development Authority
  Revenue Bonds
  Kaiser Permanente
  Series 2004E
   04-01-32                    3.88                  500,000             494,990
Golden State Tobacco Securitization Corporation
  Enhanced Asset-backed Revenue Bonds
  Series 2005A
   06-01-19                    5.00                  250,000             254,858

--------------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
--------------------------------------------------------------------------------


NAME OF                       COUPON              PRINCIPAL           VALUE(a)
ISSUER AND                     RATE                 AMOUNT
TITLE OF
ISSUE (b,c)
CALIFORNIA (CONT.)
Los Angeles Harbor Department
  Refunding Revenue Bonds
  Series 2006A (MBIA) A.M.T
   08-01-13                    5.00%             $   500,000        $    528,270
   08-01-16                    5.00                  510,000             537,810
San Diego Unified School District
  Unlimited General Obligation Bonds
  Capital Appreciation
  Zero Coupon
  Series 1999A (FGIC)
   07-01-12                    3.70                2,000,000(e)        1,564,080
State of California
  Prerefunded Unlimited General Obligation Bonds
  Series 2000
   05-01-19                    5.63                1,200,000           1,295,384
State of California
  Unlimited General Obligation Bonds
  Series 2000 (MBIA)
   09-01-13                    5.25                1,500,000           1,594,590
State of California
  Unlimited General Obligation Bonds
  Series 2004A
   07-01-14                    5.25                  500,000             542,380
State of California
  Unlimited General Obligation Bonds
  Various Purpose
  Series 2003
   11-01-16                    5.25                2,000,000           2,141,579
State of California
  Unrefunded Unlimited General Obligation Bonds
  Series 2000
   05-01-19                    5.63                  465,000             496,034
                                                                      ----------
Total                                                                 11,543,115
--------------------------------------------------------------------------------

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
8 -- RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
--------------------------------------------------------------------------------

NAME OF                       COUPON              PRINCIPAL           VALUE(a)
ISSUER AND                     RATE                 AMOUNT
TITLE OF
ISSUE (b,c)
COLORADO (0.7%)
Colorado Health Facilities Authority
  Revenue Bonds
  Evangelical Lutheran
  Series 2005
   06-01-23                    5.25%             $   500,000        $    516,885
Denver City & County School District #1
  Unrefunded Unlimited General Obligation Bonds
  Series 1999 (FGIC)
   12-01-15                    5.38                  210,000             222,482
                                                                    ------------
Total                                                                    739,367
--------------------------------------------------------------------------------

FLORIDA (3.2%)
Bonita Springs-Vasari Community Development District
  Special Assessment Bonds
  Capital Improvement
  Series 2001B
   05-01-09                    6.20                  315,000             316,364
Grand Haven Community Development District
  Special Assessment Bonds
  Series 2002
   11-01-07                    6.13                   30,000              30,013
Harbor Bay Community Development District
  Special Assessment Bonds
  Series 2001B
   05-01-10                    6.35                  145,000             147,342
Highlands County Health Facilities Authority
  Refunding Revenue Bonds
  Hospital - Adventist Health
  Series 2005A
   11-15-22                    5.00                1,000,000           1,021,880
Renaissance Communications Development District
  Special Assessment Bonds
  Series 2002B
   05-01-08                    6.25                   95,000              95,601
Sterling Hill Community Development District
  Special Assessment Bonds
  Series 2003B
   11-01-10                    5.50                  645,000             647,735

--------------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
--------------------------------------------------------------------------------


NAME OF                       COUPON              PRINCIPAL           VALUE(a)
ISSUER AND                     RATE                 AMOUNT
TITLE OF
ISSUE (b,c)
FLORIDA (CONT.)
Village Center Community Development District
  Recreational Revenue Bonds
  Series 2003B
   01-01-18                    6.35%             $ 1,000,000        $  1,049,510
Waterchase Community Development District
  Revenue Bonds
  Series 2001B
   05-01-08                    5.90                   35,000              35,004
                                                                    ------------
Total                                                                  3,343,449
--------------------------------------------------------------------------------

GEORGIA (2.0%)
State of Georgia
  Unlimited General Obligation Bonds
  Series 2002D
   08-01-10                    5.25                2,000,000           2,122,260
--------------------------------------------------------------------------------

ILLINOIS (4.1%)
City of Chicago
  Revenue Bonds
  Capital Appreciation
  Zero Coupon
  Series 1997 (FGIC)
   11-01-15                    4.36                2,000,000(e)        1,319,620
County of Cook
  Prerefunded Unlimited General Obligation Bonds
  Capital Improvement
  Series 1999A (FGIC)
   11-15-17                    5.25                2,000,000           2,119,640
Lake County Community High School District #117
  Unlimited General Obligation Bonds
  Capital Appreciation
  Zero Coupon
  Series 2000B (FGIC)
   12-01-08                    5.13                1,000,000(e)          907,240
                                                                    ------------
Total                                                                  4,346,500
--------------------------------------------------------------------------------

INDIANA (2.0%)
Indiana Municipal Power Agency
  Revenue Bonds
  Series 2003B (MBIA)
   01-01-11                    5.00                2,000,000           2,098,940
--------------------------------------------------------------------------------

                            See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2006 SEMIANNUAL REPORT -- 9
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
--------------------------------------------------------------------------------

NAME OF                       COUPON              PRINCIPAL           VALUE(a)
ISSUER AND                     RATE                 AMOUNT
TITLE OF
ISSUE (b,c)
KANSAS (0.5%)
City of Salina
  Improvement Refunding Revenue Bonds
  Salina Regional Health
  Series 2006
   10-01-22                    5.00%             $   500,000        $    513,245
--------------------------------------------------------------------------------

LOUISIANA (3.8%)
Louisiana State Citizens Property Insurance Corporation
  Revenue Bonds
  Series 2006B (AMBAC)
   06-01-16                    5.00                  500,000             530,680
State of Louisiana
  Revenue Bonds
  Series 2002A (AMBAC)
   06-01-17                    5.38                2,750,000           2,901,635
State of Louisiana
  Unlimited General Obligation Bonds
  Series 2004A (AMBAC)
   10-15-18                    5.00                  500,000             525,055
                                                                    ------------
Total                                                                  3,957,370
--------------------------------------------------------------------------------

MARYLAND (1.0%)
State of Maryland
  Unlimited General Obligation Bonds
  State & Local Facilities Loan
  2nd Series 2001
   07-15-08                    5.25                1,000,000           1,033,210
--------------------------------------------------------------------------------

MASSACHUSETTS (3.6%)
Commonwealth of Massachusetts
  Limited General Obligation Bonds
  Series 2002C (FGIC)
   11-01-14                    5.50                2,000,000           2,206,280
Massachusetts School Building Authority
  Revenue Bonds
  Series 2005A (FSA)
   08-15-22                    5.00                  500,000             523,225
Woods Hole Martha's Vineyard &
  Nantucket Steamship Authority
  Revenue Bonds
  Series 2004B
   03-01-20                    5.00                1,000,000           1,048,250
                                                                    ------------
Total                                                                  3,777,755
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
--------------------------------------------------------------------------------


NAME OF                       COUPON              PRINCIPAL           VALUE(a)
ISSUER AND                     RATE                 AMOUNT
TITLE OF
ISSUE (b,c)
MICHIGAN (5.0%)
Michigan Municipal Bond Authority
  Revenue Bonds
  Clean Water State Revolving Fund
  Series 2001
   10-01-20                    5.00%             $ 1,500,000        $  1,559,520
Michigan Public Power Agency
  Refunding Revenue Bonds
  Belle River Project
  Series 2002A (MBIA)
   01-01-10                    5.25                2,000,000           2,100,060
   01-01-13                    5.25                  500,000             536,990
Saginaw Hospital Finance Authority
  Refunding Revenue Bonds
  Covenant Medical Center
  Series 2004G
   07-01-22                    5.13                1,000,000           1,027,560
                                                                    ------------
Total                                                                  5,224,130
--------------------------------------------------------------------------------
MINNESOTA (4.0%)
Osseo Independent School District #279
  Unlimited General Obligation Refunding Bonds
  School Building
  Series 2000A
  (School District Credit Enhancement Program)
   02-01-14                    5.75                2,000,000           2,141,240
State of Minnesota
  Unlimited General Obligation Bonds
  Series 2000
   06-01-17                    5.50                2,000,000           2,114,880
                                                                    ------------
Total                                                                  4,256,120
--------------------------------------------------------------------------------

NEVADA (1.9%)
Clark County School District
  Limited General Obligation Refunding Bonds
  Series 2000B (FGIC)
   06-15-08                    5.50                1,000,000           1,036,030
Director of the State of Nevada
  Department of Business & Industry
  Revenue Bonds
  Capital Appreciation
  Las Vegas Monorail
  Zero Coupon
  Series 2000 Escrowed to Maturity (AMBAC)
   01-01-07                    5.01                1,000,000(e)          978,360
                                                                    ------------
Total                                                                  2,014,390
--------------------------------------------------------------------------------

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
10 -- RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
--------------------------------------------------------------------------------

NAME OF                       COUPON              PRINCIPAL           VALUE(a)
ISSUER AND                     RATE                 AMOUNT
TITLE OF
ISSUE (b,c)
NEW JERSEY (2.1%)
New Jersey Economic Development Authority
  Revenue Bonds
  Cigarette Tax
  Series 2004 (FGIC)
   06-15-11                    5.00%             $ 1,000,000        $  1,051,640
New Jersey Transportation Trust Fund Authority
  Revenue Bonds
  Transportation System
  Series 2006A
   12-15-20                    5.25                  750,000(f)          807,008
Tobacco Settlement Financing Corporation
  Revenue Bonds
  Series 2003
   06-01-10                    4.25                  200,000             199,492
   06-01-11                    4.50                  180,000             180,333
                                                                    ------------
Total                                                                  2,238,473
--------------------------------------------------------------------------------

NEW YORK (13.3%)
City of New York
  Unlimited General Obligation Bonds
  Series 2003J
   06-01-19                    5.50                2,000,000           2,141,060
City of New York
  Unlimited General Obligation Bonds
  Sub Series 2004C-1
   08-15-21                    5.00                2,000,000           2,062,240
Metropolitan Transportation Authority
  Revenue Bonds
  Series 2002B (MBIA)
   07-01-13                    5.50                2,250,000           2,469,105
Metropolitan Transportation Authority
  Revenue Bonds
  Series 2005F
   11-15-12                    5.00                  750,000             793,965
New York City Industrial Development Agency
  Revenue Bonds
  Terminal One Group Association Project
  Series 2005 A.M.T
   01-01-21                    5.50                  500,000             525,805
New York State Energy Research & Development Authority
  Revenue Bonds
  New York State Electric & Gas
  Series 1985 (MBIA)
   03-15-15                    4.10                1,160,000           1,159,095

--------------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
--------------------------------------------------------------------------------

NAME OF                       COUPON               PRINCIPAL            VALUE(a)
ISSUER AND                     RATE                   AMOUNT                  xx
TITLE OF
ISSUE (b,c)

NEW YORK (CONT.)
New York State Energy Research & Development Authority
  Revenue Bonds
  New York State Electric & Gas
  Series 1985B (MBIA)
   10-15-15                    4.00%             $ 1,000,000        $    990,720
New York State Urban Development Corporation
  Revenue Bonds
  Series 2002C
   01-01-11                    5.00                2,375,000           2,492,490
Tobacco Settlement Financing Authority
  Asset-backed Revenue Bonds
  Series 2003A-1
   06-01-19                    5.50                1,250,000           1,347,538
                                                                    ------------
Total                                                                 13,982,018
--------------------------------------------------------------------------------

NORTH CAROLINA (5.0%)
North Carolina Eastern Municipal Power Agency
  Refunding Revenue Bonds
  Series 2003A
   01-01-10                    5.50                1,000,000           1,048,080
North Carolina Municipal Power Agency #1 Catawba
  Revenue Bonds
  Series 2003A
   01-01-12                    5.50                1,000,000           1,063,450
North Carolina Municipal Power Agency #1 Catawba
  Revenue Bonds
  Series 2003A (FGIC)
   01-01-12                    5.50                1,000,000           1,084,620
State of North Carolina
  Prerefunded Unlimited General Obligation Bonds
  Public Improvement
  Series 1999A
   03-01-15                    5.25                2,000,000           2,115,560
                                                                    ------------
Total                                                                  5,311,710
--------------------------------------------------------------------------------

OHIO (7.9%)
City of Cincinnati
  Unlimited General Obligation Bonds
  Series 2000
   12-01-16                    5.25                1,650,000           1,738,127
County of Cuyahoga
  Refunding Revenue Bonds
  Series 2003A
   01-01-11                    5.50                2,000,000           2,101,139
   01-01-17                    6.00                1,500,000           1,660,770

                            See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2006 SEMIANNUAL REPORT -- 11
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
--------------------------------------------------------------------------------

NAME OF                       COUPON              PRINCIPAL           VALUE(a)
ISSUER AND                     RATE                 AMOUNT
TITLE OF
ISSUE (b,c)
OHIO (CONT.)
Ohio State Building Authority
  State Facilities Revenue Bonds
  Adult Correctional Building Fund Projects
  Series 2004A (MBIA)
   04-01-20                    5.00%             $ 1,000,000        $  1,044,670
Ohio State Turnpike Commission
  Refunding Revenue Bonds
  Series 2001B (FSA)
   02-15-08                    5.00                1,000,000           1,021,930
State of Ohio
  Unlimited General Obligation Bonds
  Conservation Projects
  Series 2005A
   03-01-20                    5.00                  750,000             781,718
                                                                    ------------
Total                                                                  8,348,354
--------------------------------------------------------------------------------

PUERTO RICO (2.4%)(d)
Commonwealth of Puerto Rico
  Unlimited General Obligation Bonds
  Public Improvement
  Series 2003A
   07-01-21                    5.25                  375,000             386,138
Puerto Rico Highway & Transportation Authority
  Revenue Bonds
  Series 1996Y
   07-01-13                    6.25                  500,000             557,605
Puerto Rico Highway & Transportation Authority
  Revenue Bonds
  Series 2005K
   07-01-19                    5.00                  500,000             511,330
Puerto Rico Public Finance Corporation
  Revenue Bonds
  Commonwealth Appropriation
  Series 2004A (MBIA)
   08-01-29                    5.25                1,000,000           1,065,780
                                                                    ------------
Total                                                                  2,520,853
--------------------------------------------------------------------------------

RHODE ISLAND (0.9%)
Rhode Island Housing & Mortgage Finance Corporation
  Revenue Bonds
  Homeownership Opportunity
  Series 2006A
   10-01-26                    4.65                1,000,000             985,710
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
--------------------------------------------------------------------------------


NAME OF                       COUPON              PRINCIPAL           VALUE(a)
ISSUER AND                     RATE                 AMOUNT
TITLE OF
ISSUE (b,c)
SOUTH CAROLINA (3.0%)
Charleston Educational Excellence Finance Corporation
  Revenue Bonds
  Charleston County School District
  Series 2005
   12-01-22                    5.25%             $ 1,000,000        $  1,056,610
Columbia
  Certificate of Participation
  Tourism Development Fee Pledge
  Series 2003 (AMBAC)
   06-01-12                    5.00                1,735,000           1,846,525
Tobacco Settlement Revenue Management Authority
  Revenue Bonds
  Series 2001B
   05-15-22                    6.00                  250,000             261,483
                                                                    ------------
Total                                                                  3,164,618
--------------------------------------------------------------------------------

TEXAS (9.7%)
Brazosport Independent School District
  Unlimited General Obligation Bonds
  Series 2003C
  (Permanent School Fund Guarantee)
   02-15-19                    5.00                2,000,000           2,079,380
San Marcos Consolidated Independent School District
  Unlimited General Obligation Bonds
  Series 2004
  (Permanent School Fund Guarantee)
   08-01-21                    5.25                2,000,000           2,132,260
Spring Independent School District
  Unlimited General Obligation Refunding Bonds
  Series 1998
  (Permanent School Fund Guarantee)
   02-15-19                    5.25                1,000,000           1,023,350
Tarrant County Health Facilities Development Authority
  Revenue Bonds
  Texas Health Resources System
  Series 1997A (MBIA)
   02-15-22                    5.25                  500,000             518,120
Texas State Public Finance Authority
  Refunding Revenue Bonds
  Capital Appreciation
  Zero Coupon
  Series 1990 (MBIA)
   02-01-09                    3.28                5,000,000(e)        4,502,000
                                                                    ------------
Total                                                                 10,255,110
--------------------------------------------------------------------------------

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
12 -- RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
--------------------------------------------------------------------------------

NAME OF                       COUPON              PRINCIPAL           VALUE(a)
ISSUER AND                     RATE                 AMOUNT
TITLE OF
ISSUE (b,c)
VIRGINIA (2.2%)
Richmond Metropolitan Authority
  Refunding Revenue Bonds
  Series 2002 (FGIC)
   07-15-15                    5.25%             $ 2,125,000        $  2,320,968
--------------------------------------------------------------------------------

WASHINGTON (3.7%)
County of King
  Unrefunded Limited General Obligation Bonds
  Series 2002
   12-01-13                    5.50                1,560,000           1,703,801
Energy Northwest
  Refunding Revenue Bonds
  Project #3
  Series 2003A (MBIA)
   07-01-12                    5.50                2,000,000           2,172,600
                                                                    ------------
Total                                                                  3,876,401
--------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS
(Cost: $102,399,033)                                                $102,761,476
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MUNICIPAL NOTES (2.0%)
--------------------------------------------------------------------------------


ISSUE (b,c,g)               EFFECTIVE               AMOUNT            VALUE(a)
                              YIELD               PAYABLE AT
                                                   MATURITY
TEXAS (1.9%)
Bell County Health Facility Development Corporation
  Revenue Bonds
  Scott & White Memorial Hospital
  V.R.D.N. Series 2001-1
  (JPMorgan Chase Bank) MBIA
   08-15-31                    3.57%             $ 2,000,000        $  2,000,000
--------------------------------------------------------------------------------

WYOMING (0.1%)
Lincoln County
  Revenue Bonds
  Exxon   Project
  V.R.D.N. Series 1984A
   11-01-14                    3.46                  100,000             100,000
--------------------------------------------------------------------------------

TOTAL MUNICIPAL NOTES
(Cost: $2,100,000)                                                  $  2,100,000
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $104,499,033)(h)                                             $104,861,476
================================================================================

--------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES
--------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

        ACA    --  ACA Financial Guaranty Corporation
        AMBAC  --  Ambac Assurance Corporation
        BIG    --  Bond Investors Guarantee
        CGIC   --  Capital Guaranty Insurance Company
        FGIC   --  Financial Guaranty Insurance Company
        FHA    --  Federal Housing Authority
        FNMA   --  Federal National Mortgage Association
        FHLMC  --  Federal Home Loan Mortgage Corporation
        FSA    --  Financial Security Assurance
        GNMA   --  Government National Mortgage Association
        MBIA   --  MBIA Insurance Corporation
        XLCA   --  XL Capital Assurance

--------------------------------------------------------------------------------
RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2006 SEMIANNUAL REPORT -- 13
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES (CONTINUED)
--------------------------------------------------------------------------------

(c)   The following abbreviations may be used in the portfolio descriptions:

      A.M.T.    --  Alternative Minimum Tax -- At May 31, 2006, the value of securities subject to alternative minimum tax represented
                    2.0% of net assets.
      B.A.N.    --  Bond Anticipation Note
      C.P.      --  Commercial Paper
      R.A.N.    --  Revenue Anticipation Note
      T.A.N.    --  Tax Anticipation Note
      T.R.A.N.  --  Tax & Revenue Anticipation Note
      V.R.      --  Variable Rate
      V.R.D.B.  --  Variable Rate Demand Bond
      V.R.D.N.  --  Variable Rate Demand Note

(d) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 2.4% of net assets at May 31, 2006.

(e) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(f) At May 31, 2006, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $807,030.

(g) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on May 31, 2006.

(h) At May 31, 2006, the cost of securities for federal income tax purposes was approximately $104,499,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                         $ 893,000

      Unrealized depreciation                                          (531,000)
      --------------------------------------------------------------------------
      Net unrealized appreciation                                     $ 362,000
      --------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.


--------------------------------------------------------------------------------
14 -- RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
RiverSource Intermediate Tax-Exempt Fund

MAY 31, 2006 (UNAUDITED)

----------------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------------
Investments in securities, at value (Note 1)
   (identified cost $104,499,033)                                                           $ 104,861,476
Cash in bank on demand deposit                                                                     67,631
Capital shares receivable                                                                             647
Accrued interest receivable                                                                     1,534,695
----------------------------------------------------------------------------------------------------------
Total assets                                                                                  106,464,449
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------------
Dividends payable to shareholders                                                                  62,030
Capital shares payable                                                                            160,969
Payable for securities purchased on a forward-commitment basis (Note 1)                           807,030
Accrued investment management services fee                                                          1,129
Accrued distribution fee                                                                           25,099
Accrued transfer agency fee                                                                           230
Accrued administrative services fee                                                                   203
Other accrued expenses                                                                             71,572
----------------------------------------------------------------------------------------------------------
Total liabilities                                                                               1,128,262
----------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                                          $ 105,336,187
==========================================================================================================

----------------------------------------------------------------------------------------------------------
REPRESENTED BY
----------------------------------------------------------------------------------------------------------
Capital stock -- $.01 par value (Note 1)                                                    $     201,767
Additional paid-in capital                                                                    105,013,012
Excess of distributions over net investment income                                                 (5,001)
Accumulated net realized gain (loss)                                                             (236,034)
Unrealized appreciation (depreciation) on investments                                             362,443
----------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock                    $ 105,336,187
==========================================================================================================
Net assets applicable to outstanding shares:              Class A                           $  87,638,331
                                                          Class B                           $  13,073,705
                                                          Class C                           $   4,622,892
                                                          Class Y                           $       1,259

Net asset value per share of outstanding capital stock:   Class A shares      16,784,216    $        5.22
                                                          Class B shares       2,506,145    $        5.22
                                                          Class C shares         886,105    $        5.22
                                                          Class Y shares             243    $        5.18

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2006 SEMIANNUAL REPORT -- 15
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
RiverSource Intermediate Tax-Exempt Fund

SIX MONTHS ENDED MAY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------------------------
Income:
Interest                                                                              $ 2,327,466
Expenses (Note 2):
Investment management services fee                                                        242,579
Distribution fee
   Class A                                                                                118,773
   Class B                                                                                 73,884
   Class C                                                                                 26,981
Transfer agency fee                                                                        40,776
Incremental transfer agency fee
   Class A                                                                                  2,877
   Class B                                                                                  1,114
   Class C                                                                                    499
Administrative services fees and expenses                                                  42,108
Compensation of board members                                                               3,692
Custodian fees                                                                             10,010
Printing and postage                                                                       24,480
Registration fees                                                                          21,370
Audit fees                                                                                 10,750
Other                                                                                      10,822
--------------------------------------------------------------------------------------------------
Total expenses                                                                            630,715
   Expenses waived/reimbursed by the Investment Manager and its affiliates (Note 2)       (99,046)
--------------------------------------------------------------------------------------------------
                                                                                          531,669
   Earnings credits on cash balances (Note 2)                                              (3,940)
--------------------------------------------------------------------------------------------------
Total net expenses                                                                        527,729
--------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                         1,799,737
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
--------------------------------------------------------------------------------------------------
Net realized gain (loss) on security transactions (Note 3)                               (235,691)
Net change in unrealized appreciation (depreciation) on investments                      (551,349)
--------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                           (787,040)
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                       $ 1,012,697
==================================================================================================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
16 -- RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
RiverSource Intermediate Tax-Exempt Fund

                                                                         MAY 31, 2006        NOV. 30, 2005
                                                                       SIX MONTHS ENDED       YEAR ENDED
                                                                          (UNAUDITED)
------------------------------------------------------------------------------------------------------------
OPERATIONS AND DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                          $   1,799,737       $   4,148,750
Net realized gain (loss) on investments                                       (235,691)            655,714
Net change in unrealized appreciation (depreciation) on investments           (551,349)         (2,409,450)
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations              1,012,697           2,395,014
------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                                               (1,550,971)         (3,509,391)
      Class B                                                                 (185,667)           (463,305)
      Class C                                                                  (67,930)           (175,993)
      Class Y                                                                      (22)                (42)
   Net realized gain
      Class A                                                                 (531,101)           (685,008)
      Class B                                                                  (88,674)           (122,930)
      Class C                                                                  (31,916)            (49,247)
      Class Y                                                                       (7)                 (7)
------------------------------------------------------------------------------------------------------------
Total distributions                                                         (2,456,288)         (5,005,923)
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
------------------------------------------------------------------------------------------------------------
Proceeds from sales
   Class A shares (Note 2)                                                   8,547,483          15,614,017
   Class B shares                                                              341,387           1,549,703
   Class C shares                                                              212,907             776,113
Reinvestment of distributions at net asset value
   Class A shares                                                            1,808,662           3,773,671
   Class B shares                                                              236,691             523,310
   Class C shares                                                               90,598             215,022
Payments for redemptions
   Class A shares                                                          (23,608,339)        (40,991,970)
   Class B shares (Note 2)                                                  (4,139,470)         (7,453,027)
   Class C shares (Note 2)                                                  (1,743,459)         (3,877,352)
------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions          (18,253,540)        (29,870,513)
------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                    (19,697,131)        (32,481,422)
Net assets at beginning of period                                          125,033,318         157,514,740
------------------------------------------------------------------------------------------------------------
Net assets at end of period                                              $ 105,336,187       $ 125,033,318
============================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2006 SEMIANNUAL REPORT -- 17
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

RiverSource Intermediate Tax-Exempt Fund
(Unaudited as to May 31, 2006)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of RiverSource Tax-Exempt Series, Inc. (formerly AXP Tax-Exempt Series, Inc.) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Tax-Exempt Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. The Fund invests primarily in bonds and other debt obligations whose interest is exempt from federal income tax.

The Fund offers Class A, Class B, Class C and Class Y shares.

o     Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

o     Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

At May 31, 2006, Ameriprise Financial, Inc. (Ameriprise Financial) owned 100% of Class Y shares.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, transfer agency fees and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.


--------------------------------------------------------------------------------
18 -- RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the Board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

SECURITIES PURCHASED ON A FORWARD-COMMITMENT BASIS

Delivery and payment for securities that have been purchased by the Fund on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its forward-commitments. At May 31, 2006, the Fund has entered into outstanding when-issued securities of $807,030.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

--------------------------------------------------------------------------------
RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2006 SEMIANNUAL REPORT -- 19
--------------------------------------------------------------------------------

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

SWAP TRANSACTIONS

To produce incremental earnings, to gain exposure to or protect itself from market changes, the Fund may enter into swap agreements. Swaps are an agreement between two parties to exchange periodic cash flows based on a specified amount of principal. The net cash flow is generally the difference between a floating market interest rate versus a fixed interest rate. The Fund may employ swaps to synthetically add or subtract principal exposure to the municipal market.

Risks of entering into a swap include a lack of correlation between swaps and the portfolio of municipal bonds the swaps are designed to hedge or replicate. A lack of correlation may cause the swap to experience adverse changes in value relative to expectations. In addition, swaps are subject to the risk of default of a counterparty, and the risk of adverse movements in market interest rates relative to the swap positions entered.

Swaps are valued daily and unrealized appreciation and depreciation is recorded. The Fund will realize a gain or a loss when the swap is terminated. The Fund did not enter into any swap agreements for the six months ended May 31, 2006.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.


--------------------------------------------------------------------------------
20 -- RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

DIVIDENDS TO SHAREHOLDERS

Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, RiverSource Investments, LLC (the Investment Manager) determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.39% to 0.25% annually as the Fund's assets increase. Prior to March 1, 2006, the fee percentage of the Fund's average daily net assets declined from 0.45% to 0.35% annually as the Fund's assets increased.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% annually as the Fund's assets increase. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the Board.

--------------------------------------------------------------------------------
RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2006 SEMIANNUAL REPORT -- 21
--------------------------------------------------------------------------------

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a separate Transfer Agency Agreement, RiverSource Service (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

o     Class A $20.50

o     Class B $21.50

o     Class C $21.00

o     Class Y $18.50

The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y.

The Transfer Agent charges an annual closed account fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the statement of operations.

The Fund has agreements with Ameriprise Financial Services, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $40,293 for Class A, $32,119 for Class B and $348 for Class C for the six months ended May 31, 2006.

For the six months ended May 31, 2006, the Investment Manager and its affiliates waived certain fees and expenses to 0.79% for Class A, 1.55% for Class B, 1.55% for Class C and 0.62% for Class Y. Of these waived fees and expenses, the transfer agency fees waived for Class A, Class B and Class C were $36,515, $5,604 and $2,139, respectively, and the management fees waived at the Fund level were $54,788. In addition, the Investment Manager and its affiliates have agreed to waive certain fees and expenses until Nov. 30, 2006, unless sooner terminated at the discretion of the Board, such that net expenses will not exceed 0.79% for Class A, 1.55% for Class B, 1.55% for Class C and 0.64% for Class Y of the Fund's average daily net assets.

During the six months ended May 31, 2006, the Fund's custodian and transfer agency fees were reduced by $3,940 as a result of earnings credits from overnight cash balances.


--------------------------------------------------------------------------------
22 -- RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $13,364,897 and $30,284,750, respectively, for the six months ended May 31, 2006. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                                    SIX MONTHS ENDED MAY 31, 2006
                                             CLASS A     CLASS B    CLASS C     CLASS Y
-----------------------------------------------------------------------------------------
Sold                                       1,620,958       64,749      40,562        --
Issued for reinvested distributions          343,863       45,065      17,249        --
Redeemed                                  (4,487,036)    (786,394)   (331,969)       --
-----------------------------------------------------------------------------------------
Net increase (decrease)                   (2,522,215)    (676,580)   (274,158)       --
-----------------------------------------------------------------------------------------


                                                     YEAR ENDED NOV. 30, 2005
                                             CLASS A     CLASS B    CLASS C     CLASS Y
-----------------------------------------------------------------------------------------
Sold                                       2,913,494       289,119     144,669        --
Issued for reinvested distributions          703,784        97,654      40,098        --
Redeemed                                  (7,654,669)   (1,392,328)   (723,182)       --
-----------------------------------------------------------------------------------------
Net increase (decrease)                   (4,037,391)   (1,005,555)   (538,415)       --
-----------------------------------------------------------------------------------------

5. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other RiverSource funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.07% per annum. The Fund had no borrowings outstanding during the six months ended May 31, 2006.


--------------------------------------------------------------------------------
RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2006 SEMIANNUAL REPORT -- 23
--------------------------------------------------------------------------------

6. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce
(MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.


--------------------------------------------------------------------------------
24 -- RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds.

7. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
------------------------------------------------------------------------------------------------------------------------
Fiscal period ended Nov. 30,                                         2006(g)      2005         2004      2003      2002
Net asset value, beginning of period                                $5.29        $5.39        $5.43     $5.29     $5.19
------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                          .08          .17          .16       .15       .16
Net gains (losses) (both realized and unrealized)                    (.04)        (.08)        (.02)      .15       .12
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                      .04          .09          .14       .30       .28
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                 (.08)        (.16)        (.16)     (.15)     (.17)
Distributions from realized gains                                    (.03)        (.03)        (.02)     (.01)     (.01)
------------------------------------------------------------------------------------------------------------------------
Total distributions                                                  (.11)        (.19)        (.18)     (.16)     (.18)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $5.22        $5.29        $5.39     $5.43     $5.29
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                             $  88        $ 102        $ 126     $ 131     $  91
------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b),(c)                  .79%(d)      .88%         .88%      .88%      .89%
------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets    3.26%(d)     3.04%        2.91%     2.85%     3.13%
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)              12%          16%          25%       59%       52%
------------------------------------------------------------------------------------------------------------------------
Total return(e)                                                       .83%(f)     1.73%        2.64%     5.86%     5.45%
------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class A would have been 0.96% for the six months ended May 31, 2006 and 0.93%, 0.89%, 0.89% and 0.97% for the years ended Nov. 30, 2005, 2004,
      2003 and 2002, respectively.

(d)   Adjusted to an annual basis.

(e)   Total return does not reflect payment of a sales charge.

(f)   Not annualized.

(g)   Six months ended May 31, 2006 (Unaudited).

--------------------------------------------------------------------------------
RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2006 SEMIANNUAL REPORT -- 25
--------------------------------------------------------------------------------

CLASS B

-----------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-----------------------------------------------------------------------------------------------------------------------------
Fiscal period ended Nov 30,                                          2006(g)        2005         2004      2003      2002
Net asset value, beginning of period                                $5.28          $5.39        $5.42     $5.29     $5.19
-----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                          .06            .12          .12       .11       .12
Net gains (losses) (both realized and unrealized)                    (.03)          (.08)        (.01)      .14       .12
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                      .03            .04          .11       .25       .24
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                 (.06)          (.12)        (.12)     (.11)     (.13)
Distributions from realized gains                                    (.03)          (.03)        (.02)     (.01)     (.01)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions                                                  (.09)          (.15)        (.14)     (.12)     (.14)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $5.22          $5.28        $5.39     $5.42     $5.29
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                             $  13          $  17        $  23     $  28     $  20
-----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                     1.55%(c),(d)   1.63%(d)     1.64%     1.64%(d)  1.64%(d)
-----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets    2.49%(c)       2.28%        2.14%     2.09%     2.38%
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)              12%            16%          25%       59%       52%
-----------------------------------------------------------------------------------------------------------------------------
Total return(e)                                                       .65%(f)        .78%        2.05%     4.86%     4.66%
-----------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)   Adjusted to an annual basis.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class B would have been 1.72% for the six months ended May 31, 2006 and 1.68%, 1.65% and 1.73% for the years ended Nov. 30, 2005, 2003 and 2002, respectively.

(e)   Total return does not reflect payment of a sales charge.

(f)   Not annualized.

(g)   Six months ended May 31, 2006 (Unaudited).


--------------------------------------------------------------------------------
26 -- RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

CLASS C

--------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
--------------------------------------------------------------------------------------------------------------------------
Fiscal period ended Nov 30,                                          2006(g)      2005         2004      2003      2002
Net asset value, beginning of period                                $5.28        $5.39        $5.42     $5.29     $5.18
--------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                          .06          .13          .12       .11       .12
Net gains (losses) (both realized and unrealized)                    (.03)        (.09)        (.01)      .14       .13
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                      .03          .04          .11       .25       .25
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                 (.06)        (.12)        (.12)     (.11)     (.13)
Distributions from realized gains                                    (.03)        (.03)        (.02)     (.01)     (.01)
--------------------------------------------------------------------------------------------------------------------------
Total distributions                                                  (.09)        (.15)        (.14)     (.12)     (.14)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $5.22        $5.28        $5.39     $5.42     $5.29
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                             $   5        $   6        $   9     $  13     $   8
--------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b),(c)                 1.55%(d)     1.62%        1.63%     1.63%     1.64%
--------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets    2.50%(d)     2.29%        2.16%     2.09%     2.35%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)              12%          16%          25%       59%       52%
--------------------------------------------------------------------------------------------------------------------------
Total return(e)                                                       .65%(f)      .79%        2.06%     4.87%     4.86%
--------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class C would have been 1.73% for the six months ended May 31, 2006 and 1.69%, 1.64%, 1.64% and 1.72% for the years ended Nov. 30, 2005, 2004,
      2003 and 2002, respectively.

(d)   Adjusted to an annual basis.

(e)   Total return does not reflect payment of a sales charge.

(f)   Not annualized.

(g)   Six months ended May 31, 2006 (Unaudited).


--------------------------------------------------------------------------------
RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2006 SEMIANNUAL REPORT -- 27
--------------------------------------------------------------------------------

CLASS Y

--------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
--------------------------------------------------------------------------------------------------------------------------
Fiscal period ended Nov 30,                                          2006(g)      2005         2004      2003      2002
Net asset value, beginning of period                                $5.26        $5.36        $5.40     $5.26     $5.16
--------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                          .09          .18          .17       .16       .17
Net gains (losses) (both realized and unrealized)                    (.06)        (.07)        (.02)      .15       .12
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                      .03          .11          .15       .31       .29
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                 (.08)        (.18)        (.17)     (.16)     (.18)
Distributions from realized gains                                    (.03)        (.03)        (.02)     (.01)     (.01)
--------------------------------------------------------------------------------------------------------------------------
Total distributions                                                  (.11)        (.21)        (.19)     (.17)     (.19)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $5.18        $5.26        $5.36     $5.40     $5.26
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                               $--          $--          $--       $--       $--
--------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                    .62%(c),(d)    .70%(d)      .70%      .70%(d)   .81%(d)
--------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets    3.41%(c)     3.26%        3.07%     3.13%     3.26%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)              12%          16%          25%       59%       52%
--------------------------------------------------------------------------------------------------------------------------
Total return(e)                                                       .89%(f)     1.94%        2.84%     6.08%     5.67%
--------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)   Adjusted to an annual basis.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class Y would have been 0.91% for the six months ended May 31, 2006 and 0.74%, 0.71% and 0.90% for the years ended Nov. 30, 2005, 2003 and 2002, respectively.

(e)   Total return does not reflect payment of a sales charge.

(f)   Not annualized.

(g)   Six months ended May 31, 2006 (Unaudited).

--------------------------------------------------------------------------------
28   --   RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND   --   2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended May 31, 2006.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2006 SEMIANNUAL REPORT -- 29
--------------------------------------------------------------------------------

                                                  BEGINNING         ENDING            EXPENSES
                                                ACCOUNT VALUE    ACCOUNT VALUE       PAID DURING    ANNUALIZED
                                                DEC. 1, 2005     MAY 31, 2006       THE PERIOD(a)  EXPENSE RATIO
----------------------------------------------------------------------------------------------------------------
Class A
----------------------------------------------------------------------------------------------------------------
  Actual(b)                                        $1,000          $1,008.30           $3.96(c)         .79%
----------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)         $1,000          $1,020.99           $3.98(c)         .79%
----------------------------------------------------------------------------------------------------------------
Class B
----------------------------------------------------------------------------------------------------------------
  Actual(b)                                        $1,000          $1,006.50           $7.75(c)        1.55%
----------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)         $1,000          $1,017.20           $7.80(c)        1.55%
----------------------------------------------------------------------------------------------------------------
Class C
----------------------------------------------------------------------------------------------------------------
  Actual(b)                                        $1,000          $1,006.50           $7.75(c)        1.55%
----------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)         $1,000          $1,017.20           $7.80(c)        1.55%
----------------------------------------------------------------------------------------------------------------
Class Y
----------------------------------------------------------------------------------------------------------------
  Actual(b)                                        $1,000          $1,008.90           $3.11(c)         .62%
----------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)         $1,000          $1,021.84           $3.13(c)         .62%
----------------------------------------------------------------------------------------------------------------

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

(b) Based on the actual return for the six months ended May 31, 2006: +0.83% for Class A, +0.65% for Class B, +0.65% for Class C and +0.89% for Class Y.

(c) On Feb. 15, 2006, shareholders approved a change to the Investment Management Services Agreement. If this change had been in place for the entire six-month period ended May 31, 2006, the actual and hypothetical expenses paid would have been the same as those expenses presented in the table above for all classes, except Class Y. The actual expenses paid would have been $3.21 for Class Y and the hypothetical expenses paid would have been $3.23 for Class Y.


--------------------------------------------------------------------------------
30 -- RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

During the period covered by this report, RiverSource Investments, LLC ("RiverSource Investments" or the "investment manager"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), served as the investment manager to RiverSource funds under an Investment Management Services Agreement ("IMS Agreement").

The Board of Directors (the "Board") annually determines whether to continue the IMS Agreement and subadvisory agreements, as applicable, by evaluating the quality and level of services received and the costs associated with those services. The Board did not make the specific determination this year as each fund's IMS Agreement was approved by the vote of a majority of the outstanding voting securities of the funds at a shareholder meeting held on Feb. 15, 2006.

PROXY VOTING

The policy of the Board is to vote all proxies of the companies in which the Fund holds investments. The procedures are stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting www.riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by visiting www.riversource.com/funds; or searching the website of the SEC at www.sec.gov.

--------------------------------------------------------------------------------
RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2006 SEMIANNUAL REPORT -- 31
--------------------------------------------------------------------------------

RESULTS OF MEETING OF SHAREHOLDERS

RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND

REGULAR MEETING OF SHAREHOLDERS HELD ON FEB. 15, 2006
(UNAUDITED)

A brief description of each proposal voted upon at the meeting and the votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each proposal is set forth below. A vote is based on total dollar interest in a fund.

ELECTION OF BOARD MEMBERS

                                     AFFIRMATIVE                WITHHOLD
--------------------------------------------------------------------------------
    Kathleen Blatz                  60,818,154.00           18,425,720.35
--------------------------------------------------------------------------------
    Arne H. Carlson                 60,681,077.37           18,562,796.98
--------------------------------------------------------------------------------
    Patricia M. Flynn               60,818,154.00           18,425,720.35
--------------------------------------------------------------------------------
    Anne P. Jones                   60,757,699.03           18,486,175.32
--------------------------------------------------------------------------------
    Jeffrey Laikind                 60,802,327.68           18,441,546.67
--------------------------------------------------------------------------------
    Stephen R. Lewis, Jr.           60,775,628.94           18,468,245.41
--------------------------------------------------------------------------------
    Catherine James Paglia          60,818,154.00           18,425,720.35
--------------------------------------------------------------------------------
    Vikki L. Pryor                  61,215,157.68           18,028,716.67
--------------------------------------------------------------------------------
    Alan K. Simpson                 60,629,009.09           18,614,865.26
--------------------------------------------------------------------------------
    Alison Taunton-Rigby            60,701,507.90           18,542,366.45
--------------------------------------------------------------------------------
    William F. Truscott             61,008,634.44           18,235,239.91
--------------------------------------------------------------------------------

AMEND THE ARTICLES OF INCORPORATION TO PERMIT THE BOARD TO ESTABLISH THE MINIMUM ACCOUNT VALUE AND TO CHANGE THE NAME OF THE CORPORATION

        AFFIRMATIVE          AGAINST            ABSTAIN       BROKER NON-VOTES
--------------------------------------------------------------------------------
       59,887,489.90      1,098,962.71      18,257,421.74           0.00
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
32 -- RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

APPROVE AN INVESTMENT MANAGEMENT SERVICES AGREEMENT WITH RIVERSOURCE INVESTMENTS, LLC

             AFFIRMATIVE          AGAINST            ABSTAIN       BROKER NON-VOTES
------------------------------------------------------------------------------------------
            60,361,127.08       901,363.20        17,981,384.07          0.00
------------------------------------------------------------------------------------------

APPROVE CHANGES IN FUNDAMENTAL INVESTMENT POLICIES

DIVERSIFICATION

             AFFIRMATIVE          AGAINST            ABSTAIN       BROKER NON-VOTES
------------------------------------------------------------------------------------------
            59,785,247.89      1,373,339.33       18,085,287.13          0.00
------------------------------------------------------------------------------------------

TEN PERCENT LIMITATION IN SINGLE ISSUER

             AFFIRMATIVE          AGAINST            ABSTAIN       BROKER NON-VOTES
------------------------------------------------------------------------------------------
            59,686,042.40      1,481,180.27       18,076,651.68          0.00
------------------------------------------------------------------------------------------

LENDING

             AFFIRMATIVE          AGAINST            ABSTAIN       BROKER NON-VOTES
------------------------------------------------------------------------------------------
            59,473,915.23      1,692,102.68       18,077,856.44          0.00
------------------------------------------------------------------------------------------

BORROWING

             AFFIRMATIVE          AGAINST            ABSTAIN       BROKER NON-VOTES
------------------------------------------------------------------------------------------
            59,547,384.69      1,684,119.46       18,012,370.20          0.00
------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2006 SEMIANNUAL REPORT -- 33
--------------------------------------------------------------------------------

RIVERSOURCE(SM) INTERMEDIATE TAX-EXEMPT FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS

                        This report must be accompanied or preceded by the
                        Fund's current prospectus. RiverSource Funds are managed
RIVERSOURCE [LOGO](SM)  by RiverSource Investments, LLC and distributed by
       INVESTMENTS      Ameriprise Financial Services, Inc., Member NASD. Both
                        companies are part of Ameriprise Financial, Inc.

                                                                 S-6324 L (7/06)

    Semiannual Report

                                                         RIVERSOURCE [LOGO] (SM)
                                                                INVESTMENTS


    RIVERSOURCE (SM)
    TAX-EXEMPT BOND FUND

--------------------------------------------------------------------------------

    SEMIANNUAL REPORT FOR THE
    PERIOD ENDED MAY 31, 2006

>   RIVERSOURCE TAX-EXEMPT BOND FUND
    SEEKS TO PROVIDE SHAREHOLDERS WITH
    AS MUCH CURRENT INCOME EXEMPT
    FROM FEDERAL INCOME TAXES AS
    POSSIBLE WITH ONLY MODEST RISK
    TO THE SHAREHOLDER'S INVESTMENTS.

--------------------------------------------------------------------------------

TABLE OF CONTENTS

Fund Snapshot.................................................................2

Performance Summary...........................................................3

Questions & Answers with Portfolio Management.................................5

Investments in Securities.....................................................8

Financial Statements.........................................................26

Notes to Financial Statements................................................29

Fund Expenses Example........................................................40

Approval of Investment Management Services Agreement.........................42

Proxy Voting.................................................................42

Results of Meeting of Shareholders...........................................43

                               DALBAR [LOGO] RATED
                                       2006
                                FOR COMMUNICATION

RiverSource Funds' shareholder reports have been awarded the Communications Seal from Dalbar Inc., an independent financial services research firm. The Seal recognizes communications demonstrating a level of excellence in the industry.


--------------------------------------------------------------------------------
RIVERSOURCE TAX-EXEMPT BOND FUND - 2006 SEMIANNUAL REPORT - 1
--------------------------------------------------------------------------------

FUND SNAPSHOT AT MAY 31, 2006

--------------------------------------------------------------------------------
PORTFOLIO MANAGER                                                             <
--------------------------------------------------------------------------------

PORTFOLIO MANAGER                     SINCE          YEARS IN INDUSTRY
David Kerwin, CFA*                    8/04                  20

*     The Fund is managed by a team of portfolio managers led by David Kerwin.

--------------------------------------------------------------------------------
FUND OBJECTIVE                                                                <
--------------------------------------------------------------------------------

For investors seeing as much current income generally exempt from federal taxes as possible with only modest risk to their investments.

Inception dates by class
A: 11/24/76     B: 3/20/95    C: 6/26/00      Y: 3/20/95

Ticker symbols by class
A: INTAX        B: ITEBX      C: --           Y: --

Total net assets                                       $883.3 million

Number of holdings                                                313

Effective maturity(1)                                        13 years

Effective duration(2)                                       6.8 years

Weighted average bond rating(3)                                   AA+

(1) EFFECTIVE MATURITY measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.

(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.

(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.

--------------------------------------------------------------------------------
CREDIT QUALITY SUMMARY                                                        <
--------------------------------------------------------------------------------

Percentage of bond portfolio assets
AAA bonds                                                                  72.1%
--------------------------------------------------------------------------------
AA bonds                                                                   10.9
--------------------------------------------------------------------------------
A bonds                                                                     8.6
--------------------------------------------------------------------------------
BBB bonds                                                                   7.2
--------------------------------------------------------------------------------
Non-investment grade bonds                                                  0.3
--------------------------------------------------------------------------------
Non-rated bonds                                                             0.9
--------------------------------------------------------------------------------

Individual security ratings are based on information from Standard & Poor's Corp. and Moody's Investors Service. If a rating is unavailable, the rating is determined through an internal analysis, if appropriate. 0.5% of the portfolio rating above was determined through internal analysis.

--------------------------------------------------------------------------------
TOP TEN STATES/TERRITORIES                                                    <
--------------------------------------------------------------------------------

Percentage of portfolio assets
California                                                                 16.8%
--------------------------------------------------------------------------------
New York                                                                   13.0
--------------------------------------------------------------------------------
Illinois                                                                    7.7
--------------------------------------------------------------------------------
Texas                                                                       7.6
--------------------------------------------------------------------------------
Michigan                                                                    5.4
--------------------------------------------------------------------------------
Massachusetts                                                               4.9
--------------------------------------------------------------------------------
New Jersey                                                                  3.9
--------------------------------------------------------------------------------
Washington                                                                  3.7
--------------------------------------------------------------------------------
Puerto Rico                                                                 3.5
--------------------------------------------------------------------------------
Louisiana                                                                   3.4
--------------------------------------------------------------------------------

Investment products, including shares of mutual funds, involve investment risks including possible loss of principal and fluctuation in value.

There are risks associated with an investment in a bond fund, including credit risk, interest rate risk, and prepayment and extension risk. See the Fund's prospectus for information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, generally have more volatile prices and carry more risk to principal and income than investment grade securities.

Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal and/or state alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distribution.

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
2 - RIVERSOURCE TAX-EXEMPT BOND FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY

                             PERFORMANCE COMPARISON
                  For the six-month period ended May 31, 2006

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]

RiverSource Tax-Exempt Bond Fund Class A (excluding sales charge)        +1.22%

Lehman Brothers 3-Plus Year Municipal Bond Index(1) (unmanaged)          +1.57%

Lipper General Municipal Debt Funds Index(2)                             +1.83%

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting www.riversource.com/funds.

(1) The Lehman Brothers 3-Plus Year Municipal Bond Index, an unmanaged index, is a market value-weighted index of investment-grade fixed-rate municipal bonds with maturities of three years or more. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

(2) The Lipper General Municipal Debt Funds Index includes the 30 largest municipal debt funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

--------------------------------------------------------------------------------
SEC YIELDS                                                                    <
--------------------------------------------------------------------------------

At May 31, 2006 by class
A: 3.35%     B: 2.76%     C: 2.75%     Y: 3.65%

At June 30, 2006 by class
A: 3.41%     B: 2.80%     C: 2.82%     Y: 3.69%

The Securities and Exchange Commission (SEC) yield is calculated by dividing anticipated net investment income during a 31-day period by the public offering price (POP) per share on the last day of the period, and converting the results to yearly figures. See Average Annual Total Returns on page 4 for additional performance information.

--------------------------------------------------------------------------------
STYLE MATRIX                                                                  <
--------------------------------------------------------------------------------

---------------------------------
            DURATION

SHORT    INT.    LONG
---------------------------------
                  X       HIGH
---------------------------------
                          MEDIUM  QUALITY
---------------------------------
                          LOW
---------------------------------

Shading within the style matrix indicates areas in which the Fund generally invests.


--------------------------------------------------------------------------------
RIVERSOURCE TAX-EXEMPT BOND FUND - 2006 SEMIANNUAL REPORT - 3
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                                  <
--------------------------------------------------------------------------------

                         CLASS A                CLASS B                   CLASS C             CLASS Y
(INCEPTION DATES)      (11/24/76)              (3/20/95)                 (6/26/00)           (3/20/95)
                     NAV(1)   POP(2)     NAV(1)   AFTER CDSC(3)    NAV(1)   AFTER CDSC(4)      NAV(5)

AT MAY 31, 2006
------------------------------------------------------------------------------------------------------
6 months*            +1.22%   -3.58%     +0.83%      -4.11%        +1.10%      +0.11%         +1.54%
------------------------------------------------------------------------------------------------------
1 year               +1.18%   -3.63%     +0.42%      -4.44%        +0.68%      -0.29%         +1.57%
------------------------------------------------------------------------------------------------------
3 years              +2.24%   +0.60%     +1.47%      +0.29%        +1.56%      +1.56%         +2.45%
------------------------------------------------------------------------------------------------------
5 years              +4.16%   +3.15%     +3.37%      +3.04%        +3.42%      +3.42%         +4.32%
------------------------------------------------------------------------------------------------------
10 years             +5.05%   +4.54%     +4.25%      +4.25%          N/A         N/A          +5.20%
------------------------------------------------------------------------------------------------------
Since inception      +6.00%   +5.83%     +4.38%      +4.38%        +4.47%      +4.47%         +5.33%
------------------------------------------------------------------------------------------------------
AT JUNE 30, 2006
------------------------------------------------------------------------------------------------------
6 months*            -0.26%   -5.00%     -0.64%      -5.54%        -0.64%      -1.62%         -0.21%
------------------------------------------------------------------------------------------------------
1 year               +0.16%   -4.59%     -0.60%      -5.41%        -0.85%      -1.81%         +0.02%
------------------------------------------------------------------------------------------------------
3 years              +2.31%   +0.66%     +1.54%      +0.35%        +1.53%      +1.53%         +2.34%
------------------------------------------------------------------------------------------------------
5 years              +3.93%   +2.92%     +3.15%      +2.81%        +3.14%      +3.14%         +4.04%
------------------------------------------------------------------------------------------------------
10 years             +4.91%   +4.40%     +4.12%      +4.12%         N/A          N/A          +5.03%
------------------------------------------------------------------------------------------------------
Since inception      +5.97%   +5.79%     +4.30%      +4.30%        +4.27%      +4.27%         +5.22%
------------------------------------------------------------------------------------------------------

(1)   Excluding sales charge.

(2)   Returns at public offering price (POP) reflect a sales charge of 4.75%.

(3) Returns at maximum contingent deferred sales charge (CDSC). CDSC applies as follows: first year 5%; second and third year 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter.

(4)   1% CDSC applies to redemptions made within the first year of purchase.

(5) Sales charge is not applicable to these shares. Shares available to institutional investors only.

 *    Not annualized.


--------------------------------------------------------------------------------
4 - RIVERSOURCE TAX-EXEMPT BOND FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

QUESTIONS & ANSWERS

                            WITH PORTFOLIO MANAGEMENT

Below, portfolio manager David Kerwin discusses the Fund's results and positioning for the six months ended May 31, 2006. Effective July 24, 2006, Rick LaCoff will be replacing David Kerwin as portfolio manager of the Fund.

On March 10, 2006, the assets of RiverSource Insured Tax-Exempt Fund were merged into RiverSource Tax-Exempt Bond Fund. This reorganization was completed after shareholders of RiverSource Insured Tax-Exempt Fund approved a merger plan on Feb. 15, 2006.

Q: How did RiverSource Tax-Exempt Bond Fund perform for the first half of the fiscal year?

A: RiverSource Tax-Exempt Bond Fund's Class A shares (excluding sales charge) gained 1.22% for the six months ended May 31, 2006. The Fund underperformed the Lehman Brothers 3-Plus Year Municipal Bond Index (Lehman 3-Plus Index), which rose 1.57% for the period. The Fund also underperformed the Lipper General Municipal Debt Funds Index (Lipper Index), representing the Fund's peer group, which advanced 1.83% for the same time frame.

Q: What factors most significantly affected performance during the semiannual period?

A: The tax-exempt fixed income market produced modest but positive performance during the period, as a result of sharply rising rates across the spectrum of maturities, or yield curve. While tax-exempt yields moved higher across the yield curve, they did so more significantly at the short-term end than at the longer end, causing a significant yield curve flattening. Interest rates rose largely in reaction to continued policy tightening by the Federal Reserve Board (the Fed), which hiked interest rates four more times, bringing the targeted federal funds rate to 5% by the end of May 2006.

      As rates rose significantly during the six-month period, the Fund benefited from its short duration positioning compared to that of the Lehman 3-Plus Index. Duration is a measure of the Fund's sensitivity to changes in interest rates. Yield curve positioning also helped the Fund's results, especially a modest exposure to the 10-year segment of the tax-exempt yield curve, which had the weakest six-month performance. Finally, the Fund's sizable allocation to non-enhanced municipal tobacco bonds contributed positively to performance as these bonds were the best-performing sector within the Lehman 3-Plus Index for the six-month period.


--------------------------------------------------------------------------------
RIVERSOURCE TAX-EXEMPT BOND FUND - 2006 SEMIANNUAL REPORT - 5
--------------------------------------------------------------------------------

QUESTIONS & ANSWERS

>   GOING FORWARD, WE BELIEVE THE MAJOR FACTOR AFFECTING
    THE MUNICIPAL MARKET MAY WELL BE THE UNEXPECTED
    AND DRAMATIC SLOWDOWN IN NEW ISSUE SUPPLY SEEN
    DURING THE FIRST FIVE MONTHS OF 2006.

      Detracting from the Fund's results was its modest exposure to what are known as special district general obligation bonds, which performed strongly for the period. These municipal bonds are often uninsured and rated BBB, issued for mixed use purposes or for projects that cross local, county or state lines.

      The primary reason the Fund underperformed the Lipper Index was its moderate exposure to bonds rated BBB compared to the Index. Bonds rated BBB generally outperformed higher quality bonds during the period.

Q:    What changes did you make to the Fund and how is it currently positioned?

A: We increased the Fund's holdings in single-family housing bonds, as this sector offered attractive yields during the period. We also increased the Fund's allocation to Commonwealth of Puerto Rico municipal bonds. Puerto Rico has recently been experiencing some fiscal distress, and its government is currently working on the introduction of a local sales tax to raise revenues and reforms that would cut expenses. Should these potential fiscal remedies be enacted, Puerto Rico municipal bonds may be increasingly attractive to investors, given the triple-tax-exemption (i.e., federal, state and local) they offer.

      We increased the Fund's exposure to non-enhanced municipal tobacco bonds. We believe the litigation risks this sector has faced have been reduced, given the number of cases already heard, and thus we expect these bonds to continue to perform well going forward. We also added exposure to bonds rated BBB on a highly selective basis. Given anticipated technical conditions within the municipal bond market, we expect these bonds to continue to perform well and provide attractive income during the coming months.

      Toward the end of the period, we extended the Fund's duration a bit to bring it to a neutral position relative to the Lehman 3-Plus Index, as we believe the Fed is nearing an end to its current tightening cycle and therefore it would be appropriate to add some interest rate sensitivity.


--------------------------------------------------------------------------------
6 - RIVERSOURCE TAX-EXEMPT BOND FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

QUESTIONS & ANSWERS

      Finally, we maintained our strategy of laddering bond maturities, coupons and call dates in the portfolio across the yield curve. We believe this staggered approach should help reduce the volatility and risks associated with interest rate movements and produce more consistent returns for the Fund over the long term.

Q:    How do you intend to manage the Fund in the coming months?

A: Going forward, we believe the major factor affecting the municipal market may well be the unexpected and dramatic slowdown in new issue supply seen during the first five months of 2006. We expect the slowdown to continue through much of the year. As a result, municipal bonds are expensive, but, as interest rates have risen, so, too, has retail buyer demand.

      From a broader perspective, we intend to position the Fund based on our belief that U.S. interest rates across the range of maturities, or yield curve, have risen to levels that seem reasonable given our economic view. We believe the most likely scenario is for inflation to be nudged higher but also for a modest economic slowdown to become apparent in the second half of 2006, with a slowdown in the housing sector the likely catalyst. We thus believe the Fed may soon pause in its current tightening cycle.

      Given this view, we intend to maintain the Fund's current neutral duration positioning compared to the Lehman 3-Plus Index for the near term. We further intend to reduce the Fund's exposure to insured bonds and increase its allocation to uninsured bonds, with a bias toward health care bonds, particularly bonds for large health care systems. In addition, we intend to increase the Fund's allocation to essential service revenue bonds, such as public power and water and sewer issues. We feel these sectors may enable the Fund to potentially pick up incremental yield without taking on significant risk. Finally, we are watching closely for opportunities to modestly increase the Fund's exposure to bonds rated BBB, including those in the tobacco and health care sectors.

      Consistent with the Fund's investment objective, we will maintain our emphasis on generating as much current income exempt from federal income taxes (including avoiding bonds with income that is subject to the Alternative Minimum Tax) as possible with only modest risk.


--------------------------------------------------------------------------------
RIVERSOURCE TAX-EXEMPT BOND FUND - 2006 SEMIANNUAL REPORT - 7
--------------------------------------------------------------------------------

INVESTMENTS IN SECURITIES

RiverSource Tax-Exempt Bond Fund

MAY 31, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

-----------------------------------------------------------------------
MUNICIPAL BONDS (95.7%)
-----------------------------------------------------------------------
NAME OF                   COUPON         PRINCIPAL            VALUE(a)
ISSUER AND                 RATE           AMOUNT
TITLE OF
ISSUE (c,d)
ALABAMA (1.6%)
Alabama Public School & College Authority
   Revenue Bonds
   Capital Improvement
   Series 1999D (FSA)
     08-01-18             5.50%        $   5,000,000       $  5,321,450
Birmingham Waterworks & Sewer Board
   Revenue Bonds
   Series 2002B (MBIA)
     01-01-33             5.25             1,500,000          1,567,680
City of Birmingham
   Prerefunded Limited General Obligation Bonds
   Series 1999B
     06-01-24             5.25               490,000            516,264
City of Birmingham
   Unlimited General Obligation
   Refunding Warrants
   Series 2003A (AMBAC)
     06-01-12             5.25             1,660,000          1,780,483
     06-01-13             5.25             1,755,000          1,889,819
City of Birmingham
   Unrefunded Limited General Obligation Bonds
   Series 1999B
     06-01-24             5.25                50,000             52,318
County of Jefferson
   Revenue Bonds
   Series 2004A
     01-01-22             5.50             1,750,000          1,856,575
     01-01-23             5.25             1,500,000          1,559,745
                                                           ------------
Total                                                        14,544,334
-----------------------------------------------------------------------

ARIZONA (0.8%)
Maricopa County Industrial Development Authority
   Revenue Bonds
   Catholic Healthcare West
   Series 2004A
     07-01-23             5.38             2,500,000          2,593,475

-----------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-----------------------------------------------------------------------
NAME OF                   COUPON         PRINCIPAL            VALUE(a)
ISSUER AND                 RATE           AMOUNT
TITLE OF
ISSUE (c,d)
ARIZONA (CONT.)
Phoenix Civic Improvement Corporation
   Revenue Bonds
   Civic Plaza Expansion Project
   Series 2005A (FGIC)
     07-01-41             5.00%        $   4,000,000       $  4,087,680
                                                           ------------
Total                                                         6,681,155
-----------------------------------------------------------------------

ARKANSAS (0.2%)
Arkansas Development Finance Authority
   Revenue Bonds
   Mortgage-backed Securities Program
   Series 2003A (GNMA/FNMA)
     07-01-34             4.90             1,625,000          1,647,718
Independence County
   Refunding Revenue Bonds
   Entergy Arkansas Project
   Series 2005
     01-01-21             5.00               500,000            502,540
                                                           ------------
Total                                                         2,150,258
-----------------------------------------------------------------------

CALIFORNIA (16.4%)
Abag Finance Authority for Nonprofit Corporations
   Revenue Bonds
   San Diego Hospital Association
   Series 2001A
     08-15-20             6.13             1,000,000          1,073,920
Alameda Corridor Transportation Authority
   Revenue Bonds
   Senior Lien
   Series 1999A (MBIA)
     10-01-18             5.13             2,250,000          2,354,783
Antelope Valley Union High School District
   Unlimited General Obligation Bonds
   Series 2002A (MBIA)
     08-01-23             5.00             2,685,000          2,786,171

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
8 - RIVERSOURCE TAX-EXEMPT BOND FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

-----------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-----------------------------------------------------------------------
NAME OF                   COUPON         PRINCIPAL            VALUE(a)
ISSUER AND                 RATE           AMOUNT
TITLE OF
ISSUE (c,d)
CALIFORNIA (CONT.)
Burbank Public Financing Authority
   Revenue Bonds
   Golden State Redevelopment Project
   Series 2003A (AMBAC)
     12-01-20             5.25%        $   3,000,000       $  3,204,570
California Health Facilities Financing Authority
   Refunding Revenue Bonds
   Cedars-Sinai Medical Center
   Series 2005
     11-15-34             5.00             1,000,000          1,005,960
California Health Facilities Financing Authority
   Revenue Bonds
   Catholic Healthcare West
   Series 2004G
     07-01-23             5.25             2,000,000          2,058,220
California Health Facilities Financing Authority
   Revenue Bonds
   Cedars-Sinai Medical Center
   Series 1997B (MBIA)
     08-01-27             5.13             3,000,000          3,097,320
California Health Facilities Financing Authority
   Revenue Bonds
   Kaiser Permanente
   Series 2006A
     04-01-39             5.25             1,000,000(h)       1,032,470
California State Department of Water Resources
   Revenue Bonds
   Series 2002A (MBIA)
     05-01-09             5.25             8,000,000          8,356,319
California State Public Works Board
   Refunding Revenue Bonds
   Various University of California Projects
   Series 1993A
     06-01-14             5.50             7,275,000          7,957,685
California Statewide Communities Development Authority
   Revenue Bonds
   Kaiser Permanente
   Series 2004E
     04-01-32             3.88             1,750,000          1,732,465
California Statewide Communities Development Authority
   Revenue Bonds
   Kaiser Permanente
   Series 2006B
     03-01-45             5.25             2,500,000(h)       2,566,925

-----------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-----------------------------------------------------------------------
NAME OF                   COUPON         PRINCIPAL            VALUE(a)
ISSUER AND                 RATE           AMOUNT
TITLE OF
ISSUE (c,d)
CALIFORNIA (CONT.)
California Statewide Communities Development Authority
   Revenue Bonds
   Sutter Health
   Series 2002B
     08-15-28             5.50%        $   2,000,000       $  2,103,620
City & County of San Francisco
   Unlimited General Obligation Bonds
   Neighborhood Recreation & Park
   Series 2004A (MBIA)
     06-15-23             5.00             4,795,000          4,958,462
Coronado Community Development Agency
   Tax Allocation Bonds
   Coronado Community Development Project
   Series 2005 (AMBAC)
     09-01-35             5.00             5,080,000          5,174,488
Fairfield-Suisun Unified School District
   Unlimited General Obligation Bonds
   Election 2002
   Series 2004 (MBIA)
     08-01-28             5.50             3,000,000          3,266,790
Golden State Tobacco Securitization Corporation
   Enhanced Asset-backed Revenue Bonds
   Series 2005A
     06-01-19             5.00               750,000            764,573
     06-01-45             5.00               780,000            787,465
Golden State Tobacco Securitization Corporation
   Enhanced Asset-backed Revenue Bonds
   Series 2005A (FGIC)
     06-01-35             5.00             1,000,000          1,022,000
Golden State Tobacco Securitization Corporation
   Revenue Bonds
   Series 2003A-1
     06-01-33             6.25               925,000          1,005,540
     06-01-39             6.75               750,000            837,383
     06-01-40             6.63               900,000            998,235
Livermore-Amador Valley Water Management Agency
   Revenue Bonds
   Series 2001A (AMBAC)
     08-01-23             5.00             2,000,000          2,051,920
Los Angeles County Public Works Financing Authority
   Unrefunded Revenue Bonds
   Los Angeles County Regional Park & Open Space District
   Series 1997A
     10-01-16             5.00               710,000            729,184

                            See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
RIVERSOURCE TAX-EXEMPT BOND FUND - 2006 SEMIANNUAL REPORT - 9
--------------------------------------------------------------------------------

-----------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-----------------------------------------------------------------------
NAME OF                   COUPON         PRINCIPAL            VALUE(a)
ISSUER AND                 RATE           AMOUNT
TITLE OF
ISSUE (c,d)
CALIFORNIA (CONT.)
San Diego Convention Center Expansion Financing Authority
   Revenue Bonds
   Series 1998A (AMBAC)
     04-01-12             5.25%        $   3,065,000       $  3,200,565
Semitropic Improvement District
   Revenue Bonds
   Series 2004A (XLCA)
     12-01-28             5.00             5,000,000          5,104,000
Southern California Public Power Authority
   Revenue Bonds
   Magnolia Power Project
   Series 2003A-1 (AMBAC)
     07-01-25             5.00             5,000,000          5,174,350
State of California
   Prerefunded Unlimited General Obligation Bonds
   Series 1999 (MBIA)
     12-01-15             5.75             2,295,000          2,478,807
State of California
   Prerefunded Unlimited General Obligation Bonds
   Series 2000
     10-01-25             5.38             2,355,000          2,518,506
State of California
   Unlimited General Obligation Bonds
   Series 2000 (MBIA)
     09-01-13             5.25             4,500,000          4,783,770
State of California
   Unlimited General Obligation Bonds
   Series 2001
     06-01-31             5.13             4,000,000          4,096,240
State of California
   Unlimited General Obligation Bonds
   Series 2002
     04-01-32             5.25             5,000,000          5,166,600
State of California
   Unlimited General Obligation Bonds
   Series 2003
     02-01-29             5.25             2,500,000          2,593,550
     02-01-32             5.00             2,500,000          2,538,900
State of California
   Unlimited General Obligation Bonds
   Series 2003 (FGIC)
     11-01-20             5.25             1,500,000          1,601,265
State of California
   Unlimited General Obligation Bonds
   Series 2003 (MBIA)
     02-01-27             5.25             5,000,000          5,248,499

-----------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-----------------------------------------------------------------------
NAME OF                   COUPON         PRINCIPAL            VALUE(a)
ISSUER AND                 RATE           AMOUNT
TITLE OF
ISSUE (c,d)
CALIFORNIA (CONT.)
State of California
   Unlimited General Obligation Bonds
   Series 2004
     03-01-14             5.25%        $   2,500,000       $  2,695,725
     04-01-29             5.30             1,745,000          1,831,378
     02-01-33             5.00             2,000,000          2,030,620
State of California
   Unlimited General Obligation Bonds
   Series 2004A (FGIC)
     07-01-17             5.00             4,000,000          4,174,400
State of California
   Unlimited General Obligation Bonds
   Series 2004A (MBIA)
     07-01-11             5.00            10,900,000         11,544,407
State of California
   Unlimited General Obligation Bonds
   Various Purpose
   Series 2003
     11-01-23             5.13             2,500,000          2,598,975
State of California
   Unrefunded Unlimited General Obligation Bonds
   Series 1999 (MBIA)
     12-01-15             5.75             3,225,000          3,484,419
State of California
   Unrefunded Unlimited General Obligation Bonds
   Series 2000
     06-01-19             5.50               135,000            142,652
     10-01-25             5.38               145,000            152,070
Sweetwater Union High School District
   Certificate of Participation
   Series 2002 (FSA)
     09-01-21             5.00             3,255,000          3,383,963
Tobacco Securitization Authority of Northern California
   Prerefunded Asset-backed Revenue Bonds
   Series 2001A
     06-01-41             5.38               485,000            522,384
Tobacco Securitization Authority of Southern California
   Prerefunded Asset-backed Revenue Bonds
   Series 2002A
     06-01-43             5.63               700,000            716,072
West Covina Redevelopment Agency
   Special Tax Refunding Bonds
   Fashion Plaza
   Series 1996
     09-01-17             6.00             5,000,000          5,589,899
                                                           ------------
Total                                                       144,298,484
-----------------------------------------------------------------------

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
10 - RIVERSOURCE TAX-EXEMPT BOND FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

-----------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-----------------------------------------------------------------------
NAME OF                   COUPON         PRINCIPAL            VALUE(a)
ISSUER AND                 RATE           AMOUNT
TITLE OF
ISSUE (c,d)
COLORADO (1.5%)
Broomfield
   Certificate of Participation
   Open Space Park & Recreation Facilities
   Series 2000 (AMBAC)
     12-01-20             5.50%        $   1,000,000       $  1,063,630
Colorado Educational & Cultural Facilities Authority
   Refunding & Improvement Revenue Bonds
   University Lab School Building
   Series 2004 (XLCA)
     06-01-33             5.00             5,055,000          5,192,293
Colorado Health Facilities Authority
   Revenue Bonds
   Evangelical Lutheran
   Series 2005
     06-01-23             5.25               500,000            516,885
     06-01-29             5.00               750,000            746,948
North Range Metropolitan District #1
   Limited General Obligation Bonds
   Series 2001
     12-15-31             7.25             2,000,000          2,136,220
University of Colorado
   Certificate of Participation
   Master Lease Purchase Agreement
   Series 2003A (AMBAC)
     06-01-23             5.00             3,700,000          3,827,798
                                                           ------------
Total                                                        13,483,774
-----------------------------------------------------------------------

FLORIDA (2.5%)
Brevard County Health Facilities Authority
   Revenue Bonds
   Health First Incorporated Project
   Series 2005
     04-01-34             5.00               750,000            756,323
Broward County School Board
   Certificate of Participation
   Series 2003 (MBIA)
     07-01-24             5.00             3,000,000          3,104,610
City of Jacksonville
   Refunding & Improvement Revenue Bonds
   Series 2002A (AMBAC)
     10-01-13             5.50             3,030,000          3,329,970
City of Lakeland
   Revenue Bonds
   Lakeland Regional Health Systems
   Series 2002
     11-15-32             5.50             2,000,000          2,094,360

-----------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-----------------------------------------------------------------------
NAME OF                   COUPON         PRINCIPAL            VALUE(a)
ISSUER AND                 RATE           AMOUNT
TITLE OF
ISSUE (c,d)
FLORIDA (CONT.)
County of Leon
   Prerefunded Certificate of Participation
   Master Lease Program
   Series 1997 (MBIA)
     07-01-17             5.13%        $   1,960,000       $  2,010,607
Florida Municipal Loan Council
   Revenue Bonds
   Capital Appreciation
   Zero Coupon
   Series 2000A (MBIA)
     04-01-20             6.02             4,360,000(b)       2,297,197
Florida State Board of Education
   Revenue Bonds
   Series 2000C (FGIC)
     07-01-16             5.25             4,000,000          4,239,879
Highlands County Health Facilities Authority
   Revenue Bonds
   Hospital - Adventist Health
   Series 2002B
     11-15-23             5.25             1,000,000          1,031,370
Highlands County Health Facilities Authority
   Revenue Bonds
   Hospital - Adventist Health
   Series 2005D
     11-15-35             5.00             1,450,000          1,455,380
Port St. Lucie
   Prerefunded Revenue Bonds
   Series 2001 (MBIA)
     09-01-31             5.13             2,000,000          2,122,740
                                                           ------------
Total                                                        22,442,436
-----------------------------------------------------------------------

GEORGIA (1.1%)
Cherokee County Water & Sewer Authority
   Revenue Bonds
   Series 1995 Escrowed to Maturity (MBIA)
     08-01-25             5.20               515,000            542,836
Cherokee County Water & Sewer Authority
   Unrefunded Revenue Bonds
   Series 1995 (MBIA)
     08-01-25             5.20             2,665,000          2,931,580

                            See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
RIVERSOURCE TAX-EXEMPT BOND FUND - 2006 SEMIANNUAL REPORT - 11
--------------------------------------------------------------------------------

-----------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-----------------------------------------------------------------------
NAME OF                   COUPON         PRINCIPAL            VALUE(a)
ISSUER AND                 RATE           AMOUNT
TITLE OF
ISSUE (c,d)
GEORGIA (CONT.)
City of Atlanta
   Refunding Revenue Bonds
   Series 1994A Escrowed to Maturity (AMBAC)
     01-01-08             6.50%        $   2,750,000       $  2,871,193
County of Fulton
   Revenue Bonds
   Series 1992 Escrowed to Maturity (FGIC)
     01-01-14             6.38             3,125,000          3,492,124
County of Fulton
   Unrefunded Revenue Bonds
   Series 1992 (FGIC)
     01-01-14             6.38               125,000            139,550
                                                           ------------
Total                                                         9,977,283
-----------------------------------------------------------------------

ILLINOIS (7.4%)
City of Chicago
   Unlimited General Obligation Bonds
   Series 2004A (FSA)
     01-01-19             5.25             5,580,000          5,937,901
City of Chicago
   Unlimited General Obligation Project & Refunding Bonds
   Series 2001A (MBIA)
     01-01-31             5.00             4,000,000          4,081,680
Cook & Will Counties Township High School District #206
   Unlimited General Obligation Bonds
   Capital Appreciation
   Zero Coupon
   Series 1992C Escrowed to Maturity (AMBAC)
     12-01-10             6.55             2,605,000(b)       2,187,445
Cook County Community Consolidated
 School District #21 - Wheeling
   Unlimited General Obligation Bonds
   Capital Appreciation
   Zero Coupon
   Series 2000 Escrowed to Maturity (FSA)
     12-01-19             6.03             3,140,000(b)       1,709,228
Cook County School District #170
   Unlimited General Obligation Bonds
   Capital Appreciation
   Zero Coupon
   Series 1992C Escrowed to Maturity (AMBAC)
     12-01-09             6.50             2,155,000(b)       1,885,905
     12-01-10             6.55             2,155,000(b)       1,809,575

-----------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-----------------------------------------------------------------------
NAME OF                   COUPON         PRINCIPAL            VALUE(a)
ISSUER AND                 RATE           AMOUNT
TITLE OF
ISSUE (c,d)
ILLINOIS (CONT.)
County of Cook
   Prerefunded Unlimited General Obligation Bonds
   Series 2001A (FGIC)
     11-15-29             5.25%        $   3,310,000       $  3,536,735
County of Jefferson
   Unlimited General Obligation Bonds
   Jail & Administration Office Center Project
   Series 2003A (FGIC)
     01-15-24             5.25             2,420,000          2,549,543
Illinois Educational Facilities Authority
   Refunding Revenue Bonds
   Augustana College
   Series 2003A
     10-01-22             5.63             2,500,000          2,627,825
Illinois Educational Facilities Authority
   Revenue Bonds
   University of Chicago
   Series 2003A
     07-01-25             5.25             6,770,000          7,154,197
Illinois Finance Authority
   Prerefunded Revenue Bonds
   Adventist Health System/Sunbelt Obligation
   Series 1999
     11-15-20             5.50             1,600,000          1,700,528
Illinois Finance Authority
   Subordinated Revenue Bonds
   Zero Coupon
   Series 1990 Escrowed to Maturity
     04-15-20             7.75            13,745,000(b)       7,153,310
Lake County Community High School District #127 Grayslake
   Unlimited General Obligation Bonds
   Capital Appreciation
   Zero Coupon
   Series 2002B (FGIC)
     02-01-16             5.32             4,000,000(b)       2,600,400
Metropolitan Pier & Exposition Authority
   Revenue Bonds
   Capital Appreciation
   Zero Coupon
   Series 1993A Escrowed to Maturity (FGIC)
     06-15-21             6.54             1,870,000(b)         941,339

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
12 - RIVERSOURCE TAX-EXEMPT BOND FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

-----------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-----------------------------------------------------------------------
NAME OF                   COUPON         PRINCIPAL            VALUE(a)
ISSUER AND                 RATE           AMOUNT
TITLE OF
ISSUE (c,d)
ILLINOIS (CONT.)
Metropolitan Pier & Exposition Authority
   Revenue Bonds
   McCormick Place Expansion
   Series 2002A (MBIA)
     06-15-42             5.25%        $   4,000,000       $  4,174,080
Metropolitan Pier & Exposition Authority
   Unrefunded Revenue Bonds
   Capital Appreciation
   Zero Coupon
   Series 1993A (FGIC)
     06-15-10             6.65               240,000(b)         204,533
Southern Illinois University
   Revenue Bonds
   Capital Appreciation Housing & Auxiliary
   Zero Coupon
   Series 1999A (MBIA)
     04-01-26             5.55             4,000,000(b)       1,541,120
St. Clair County Public Building Commission
   Revenue Bonds
   Capital Appreciation
   Zero Coupon
   Series 1997B (FGIC)
     12-01-14             5.95             2,000,000(b)       1,383,360
State of Illinois
   Unlimited General Obligation Bonds
   1st Series 2001 (FSA)
     05-01-26             5.25            10,000,000         10,496,899
State of Illinois
   Unlimited General Obligation Bonds
   1st Series 2002 (MBIA)
     07-01-10             5.38             1,500,000          1,591,215
                                                           ------------
Total                                                        65,266,818
-----------------------------------------------------------------------

INDIANA (0.9%)
Clark-Pleasant Community School Building Corporation
   Prerefunded Revenue Bonds
   1st Mortgage
   Series 2001 (AMBAC)
     07-15-16             5.50             1,000,000          1,085,140
Indiana Health & Educational Facilities Authority
   Revenue Bonds
   Clarian Health Obligation
   Series 2006A
     02-15-36             5.00               625,000            627,338

-----------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-----------------------------------------------------------------------
NAME OF                   COUPON         PRINCIPAL            VALUE(a)
ISSUER AND                 RATE           AMOUNT
TITLE OF
ISSUE (c,d)
INDIANA (CONT.)
Indiana Health Facility Financing Authority
   Revenue Bonds
   Ascension Health Sub Credit
   Series 2005A
     11-01-10             5.00%        $   2,500,000       $  2,605,100
Indiana Transportation Finance Authority
   Prerefunded Revenue Bonds
   Series 1990A
     06-01-15             7.25             2,210,000          2,474,979
Indiana University
   Revenue Bonds
   Student Fee
   Series 2003O (FGIC)
     08-01-22             5.00             1,000,000          1,036,430
                                                           ------------
Total                                                         7,828,987
-----------------------------------------------------------------------

IOWA (--%)
Tobacco Settlement Authority of Iowa
   Prerefunded Asset-backed Revenue Bonds
   Series 2001B
     06-01-25             5.30               200,000            212,286
-----------------------------------------------------------------------

KENTUCKY (0.4%)
County of Jefferson
   Revenue Bonds
   University Medical Center Incorporated Project
   Series 1997 (MBIA)
     07-01-17             5.50             2,500,000          2,568,700
Kentucky Turnpike Authority
   Refunding Revenue Bonds
   Revitalization Project
   Series 2001A (AMBAC)
     07-01-13             5.50             1,275,000          1,398,344
                                                           ------------
Total                                                         3,967,044
-----------------------------------------------------------------------

LOUISIANA (3.3%)
City of New Orleans
   Limited General Obligation Refunding Bonds
   Series 1998B (FSA)
     12-01-10             5.10               385,000            399,518
City of New Orleans
   Unlimited General Obligation Refunding Bonds
   Capital Appreciation
   Zero Coupon
   Series 1991 (AMBAC)
     09-01-12             6.63             6,250,000(b)       4,760,875

                            See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
RIVERSOURCE TAX-EXEMPT BOND FUND - 2006 SEMIANNUAL REPORT - 13
--------------------------------------------------------------------------------

-----------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-----------------------------------------------------------------------
NAME OF                   COUPON         PRINCIPAL            VALUE(a)
ISSUER AND                 RATE           AMOUNT
TITLE OF
ISSUE (c,d)
LOUISIANA (CONT.)
Lafayette Public Power Authority
   Refunding Revenue Bonds
   Series 2003B (AMBAC)
     11-01-11             5.00%        $   2,800,000       $  2,946,916
Louisiana State Citizens Property Insurance Corporation
   Revenue Bonds
   Series 2006B (AMBAC)
     06-01-16             5.00             1,500,000          1,592,040
New Orleans Home Mortgage Authority
   Special Obligation Refunding Bonds
   Series 1992 Escrowed to Maturity
     01-15-11             6.25             8,815,000          9,552,463
State of Louisiana
   Revenue Bonds
   Series 2005A (FGIC)
     05-01-19             5.25             1,000,000          1,068,110
State of Louisiana
   Unlimited General Obligation Bonds
   Series 2004A (AMBAC)
     10-15-18             5.00             1,250,000          1,312,638
     10-15-19             5.00             2,000,000          2,090,200
Tobacco Settlement Financing Corporation
   Asset-backed Revenue Bonds
   Series 2001B
     05-15-30             5.50             1,025,000          1,062,556
     05-15-39             5.88             3,900,000          4,089,033
                                                           ------------
Total                                                        28,874,349
-----------------------------------------------------------------------

MAINE (0.4%)
Maine Turnpike Authority
   Revenue Bonds
   Series 2003 (AMBAC)
     07-01-26             5.00             3,750,000          3,876,150
-----------------------------------------------------------------------

MASSACHUSETTS (4.8%)
Commonwealth of Massachusetts
   Limited General Obligation Refunding Bonds
   Series 2004B
     08-01-22             5.25             2,500,000          2,734,600
Commonwealth of Massachusetts
   Unlimited General Obligation Bonds
   Series 2002II Inverse Floater (FGIC)
     11-01-15             5.82             5,000,000(f)       6,083,100

-----------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-----------------------------------------------------------------------
NAME OF                   COUPON         PRINCIPAL            VALUE(a)
ISSUER AND                 RATE           AMOUNT
TITLE OF
ISSUE (c,d)
MASSACHUSETTS (CONT.)
Commonwealth of Massachusetts
   Unlimited General Obligation Refunding Bonds
   Series 2004A (FSA)
     08-01-20             5.25%        $   1,500,000       $  1,646,490
Fall River
   Limited General Obligation Bonds
   Series 2003 (FSA)
     02-01-16             5.25             2,140,000          2,308,675
Massachusetts Bay Transportation Authority
   Revenue Bonds
   Series 2005A
     07-01-31             5.00             2,000,000          2,112,100
Massachusetts Bay Transportation Authority
   Special Assessment Bonds
   Series 2005A
     07-01-25             5.00             1,450,000          1,510,045
     07-01-26             5.00             1,450,000          1,506,753
Massachusetts Development Finance Agency
   Revenue Bonds
   Smith College
   Series 2005
     07-01-35             5.00               500,000            509,480
Massachusetts Health & Educational Facilities Authority
   Revenue Bonds
   Harvard University
   Series 2002FF
     07-15-37             5.13             2,500,000          2,593,375
Massachusetts School Building Authority
   Revenue Bonds
   Series 2005A (FSA)
     08-15-22             5.00             2,100,000          2,197,545
     08-15-24             5.00             1,500,000          1,562,745
Massachusetts State Water Pollution Abatement
   Revenue Bonds
   Pool Program
   Series 2004-10
     08-01-34             5.00             4,000,000          4,118,520
Massachusetts Water Resources Authority
   Refunding Revenue Bonds
   Series 2005A (MBIA)
     08-01-22             5.00             2,000,000          2,104,780
Massachusetts Water Resources Authority
   Revenue Bonds
   Series 2006A (AMBAC)
     08-01-31             5.00               750,000            776,543

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
14 - RIVERSOURCE TAX-EXEMPT BOND FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

-----------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-----------------------------------------------------------------------
NAME OF                   COUPON         PRINCIPAL            VALUE(a)
ISSUER AND                 RATE           AMOUNT
TITLE OF
ISSUE (c,d)
MASSACHUSETTS (CONT.)
Route 3 North Transit Improvement Association
   Revenue Bonds
   Series 2000 (MBIA)
     06-15-17             5.75%        $   7,570,000       $  8,090,134
Woods Hole Martha's Vineyard &
   Nantucket Steamship Authority
   Revenue Bonds
   Series 2004B
     03-01-20             5.00             2,505,000          2,625,866
                                                           ------------
Total                                                        42,480,751
-----------------------------------------------------------------------

MICHIGAN (5.3%)
Detroit City School District
   Unlimited General Obligation Bonds
   School Building & Site Improvement
   Series 2003B (FGIC)
   (Qualified School Bond Loan Fund)
     05-01-33             5.00             1,000,000          1,022,800
Detroit
   Revenue Bonds
   Second Lien
   Series 2005A (MBIA)
     07-01-30             5.00             4,500,000          4,632,120
Detroit
   Revenue Bonds
   Senior Lien
   Series 2003A (MBIA)
     07-01-21             5.00             1,350,000          1,402,880
Detroit
   Unlimited General Obligation Bonds
   Series 2001A-1 (MBIA)
     04-01-15             5.38             1,940,000          2,067,574
Jackson Public Schools
   Prerefunded Unlimited General Obligation Bonds
   Series 1999 (FGIC)
   (Qualified School Bond Loan Fund)
     05-01-22             5.38             1,000,000          1,061,100
Michigan Municipal Bond Authority
   Refunding Revenue Bonds
   Clean Water State Revolving Fund
   Series 2005
     10-01-15             5.00             1,000,000          1,073,100

-----------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-----------------------------------------------------------------------
NAME OF                   COUPON         PRINCIPAL            VALUE(a)
ISSUER AND                 RATE           AMOUNT
TITLE OF
ISSUE (c,d)
MICHIGAN (CONT.)
Michigan Municipal Bond Authority
   Revenue Bonds
   Clean Water Revolving Fund
   Series 2001
     10-01-14             5.00%        $   1,000,000       $  1,047,950
     10-01-19             5.25             2,000,000          2,121,620
     10-01-20             5.00             3,500,000          3,638,880
Michigan Municipal Bond Authority
   Revenue Bonds
   Drinking Water State Revolving Fund
   Series 2002
     10-01-22             5.00             2,350,000          2,442,708
Michigan Municipal Bond Authority
   Revenue Bonds
   School District City of Detroit
   Series 2005 (FSA)
     06-01-19             5.00             1,500,000          1,567,350
Michigan Public Power Agency
   Refunding Revenue Bonds
   Belle River Project
   Series 2002A (MBIA)
     01-01-14             5.25             3,000,000          3,236,730
Michigan State Hospital Finance Authority
   Refunding Revenue Bonds
   Sparrow Obligated Group
   Series 2005 (MBIA)
     11-15-36             5.00             1,000,000          1,023,880
Michigan State Hospital Finance Authority
   Revenue Bonds
   Oakwood Obligated Group
   Series 2003
     11-01-18             5.50             4,070,000          4,323,724
New Haven Community Schools
   Prerefunded Unlimited General Obligation Bonds
   School Building & Site
   Series 2002
   (Qualified School Board Loan Fund)
     05-01-22             5.25             5,500,000          5,936,479
Saginaw Hospital Finance Authority
   Refunding Revenue Bonds
   Covenant Medical Center
   Series 2004G
     07-01-22             5.13             1,560,000          1,602,994

                            See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
RIVERSOURCE TAX-EXEMPT BOND FUND - 2006 SEMIANNUAL REPORT - 15
--------------------------------------------------------------------------------

-----------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-----------------------------------------------------------------------
NAME OF                   COUPON         PRINCIPAL            VALUE(a)
ISSUER AND                 RATE           AMOUNT
TITLE OF
ISSUE (c,d)
MICHIGAN (CONT.)
Summit Academy North
   Prerefunded Certificate of Participation
   Series 2001
     07-01-21             7.13%        $   1,615,000       $  1,817,069
Troy City School District
   Unlimited General Obligation Bonds
   School Building & Site
   Series 2006 (MBIA)
   (Qualified School Board Loan Fund)
     05-01-24             5.00             1,600,000          1,667,200
Wayne State University
   Revenue Bonds
   Series 1999 (FGIC)
     11-15-19             5.25             2,500,000          2,620,550
Western Township Utilities Authority
   Limited General Obligation Bonds
   Series 2002 (FGIC)
     01-01-10             5.00             2,000,000          2,086,880
                                                           ------------
Total                                                        46,393,588
-----------------------------------------------------------------------

MINNESOTA (1.9%)
City of Breckenridge
   Revenue Bonds
   Catholic Health Initiatives
   Series 2004A
     05-01-30             5.00             3,075,000          3,159,716
City of Maple Grove
   Revenue Bonds
   North Memorial Health Care
   Series 2005
     09-01-29             5.00               515,000            521,041
Minneapolis Special School District #1
   Unlimited General Obligation Refunding Bonds
   Series 2005A (FSA)
   (School District Credit Enhancement Program)
     02-01-15             5.00             1,000,000          1,061,270
Minneapolis-St. Paul Metropolitan Airports Commission
   Revenue Bonds
   Series 1998A (AMBAC)
     01-01-24             5.20             3,000,000          3,088,440
Minnesota Higher Education Facilities Authority
   Revenue Bonds
   University of St. Thomas
   5th Series 2004Y
     10-01-34             5.25             1,250,000          1,301,188

-----------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-----------------------------------------------------------------------
NAME OF                   COUPON         PRINCIPAL            VALUE(a)
ISSUER AND                 RATE           AMOUNT
TITLE OF
ISSUE (c,d)
MINNESOTA (CONT.)
Minnesota State Municipal Power Agency
   Revenue Bonds
   Series 2005
     10-01-30             5.00%        $   3,500,000       $  3,551,870
State of Minnesota
   Unlimited General Obligation Bonds
   Series 2003
     08-01-12             5.00             2,000,000          2,132,780
State of Minnesota
   Unlimited General Obligation Bonds
   Series 2005
     10-01-19             5.00             1,000,000          1,061,130
Todd Morrison Cass & Wadena Counties
   United Hospital District
   Unlimited General Obligation Bonds
   Health Care Facilities-Lakewood
   Series 2004
     12-01-34             5.00             1,000,000          1,004,800
                                                           ------------
Total                                                        16,882,235
-----------------------------------------------------------------------

MISSOURI (0.7%)
Missouri Joint Municipal Electric Utility Commission
   Revenue Bonds
   Plum Point Project
   Series 2006 (MBIA)
     01-01-20             5.00             2,000,000          2,105,640
Missouri State Health & Educational Facilities Authority
   Revenue Bonds
   Park College
   Series 1999
     06-01-19             5.88             4,000,000          4,165,560
                                                           ------------
Total                                                         6,271,200
-----------------------------------------------------------------------

NEBRASKA (0.1%)
Nebraska Public Power District
   Unrefunded Revenue Bonds
   Series 1998A (MBIA)
     01-01-14             5.25               450,000            464,166
-----------------------------------------------------------------------

NEVADA (2.6%)
City of Las Vegas
   Special Assessment Bonds
   Special Improvement District #808 - Summerlin
   Series 2001
     06-01-11             6.00             1,980,000          2,054,666

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
16 - RIVERSOURCE TAX-EXEMPT BOND FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

-----------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-----------------------------------------------------------------------
NAME OF                   COUPON         PRINCIPAL            VALUE(a)
ISSUER AND                 RATE           AMOUNT
TITLE OF
ISSUE (c,d)
NEVADA (CONT.)
Clark County School District
   Limited General Obligation Refunding Bonds
   Series 1998 (FSA)
     06-15-12             5.50%        $  10,000,000       $ 10,885,601
Director of the State of Nevada
   Department of Business & Industry
   Revenue Bonds
   Capital Appreciation
   Las Vegas Monorail
   Zero Coupon
   Series 2000 (AMBAC)
     01-01-15             5.65             9,870,000(b)       6,655,538
Washoe County Airport Authority
   Refunding Revenue Bonds
   Series 2003 (FSA)
     07-01-09             5.00             3,110,000          3,221,742
                                                           ------------
Total                                                        22,817,547
-----------------------------------------------------------------------

NEW JERSEY (3.8%)
New Jersey Economic Development Authority
   Revenue Bonds
   Cigarette Tax
   Series 2004 (FGIC)
     06-15-11             5.00             7,000,000          7,361,479
New Jersey Sports & Exposition Authority
   Series 2000A Inverse Floater
     03-01-16             6.26             3,385,000(f)       3,830,940
New Jersey Sports & Exposition Authority
   Series 2000B Inverse Floater
     03-01-17             6.26             3,535,000(f)       3,995,611
New Jersey Sports & Exposition Authority
   Series 2000C Inverse Floater
     03-01-18             6.26             3,490,000(f)       3,939,721
New Jersey Transportation Trust Fund Authority
   Prerefunded Revenue Bonds
   Residual Certificates
   Series 2000 Inverse Floater (FSA)
     06-15-14             6.67             5,000,000(f)       5,861,000
New Jersey Transportation Trust Fund Authority
   Revenue Bonds
   Transportation System
   Series 2006A
     12-15-20             5.25             2,750,000(h)       2,959,028

-----------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-----------------------------------------------------------------------
NAME OF                   COUPON         PRINCIPAL            VALUE(a)
ISSUER AND                 RATE           AMOUNT
TITLE OF
ISSUE (c,d)
NEW JERSEY (CONT.)
Tobacco Settlement Financing Corporation
   Asset-backed Revenue Bonds
   Series 2002
     06-01-32             5.75%        $   1,455,000       $  1,508,282
     06-01-37             6.00             2,175,000          2,277,921
     06-01-42             6.13             2,000,000          2,107,420
                                                           ------------
Total                                                        33,841,402
-----------------------------------------------------------------------

NEW YORK (12.7%)
City of New York
   Unlimited General Obligation Bonds
   Series 2002G (FGIC)
     08-01-10             5.50            10,000,000         10,674,999
City of New York
   Unlimited General Obligation Bonds
   Series 2003I
     03-01-27             5.38             5,000,000          5,287,250
City of New York
   Unlimited General Obligation Bonds
   Series 2003J
     06-01-19             5.50             2,500,000          2,676,325
City of New York
   Unlimited General Obligation Bonds
   Series 2004D
     11-01-34             5.00             1,000,000          1,017,810
City of New York
   Unlimited General Obligation Bonds
   Series 2004E (FSA)
     11-01-22             5.00             2,600,000          2,708,524
Liberty Development Corporation
   Revenue Bonds
   Goldman Sachs Headquarters
   Series 2005
     10-01-35             5.25             2,750,000          2,975,363
Metropolitan Transportation Authority
   Refunding Revenue Bonds
   Series 2002A
     01-01-16             5.75             2,500,000          2,792,300
Metropolitan Transportation Authority
   Revenue Bonds
   Series 2005F
     11-15-12             5.00             1,000,000          1,058,620
     11-15-35             5.00               750,000            763,545

                            See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
RIVERSOURCE TAX-EXEMPT BOND FUND - 2006 SEMIANNUAL REPORT - 17
--------------------------------------------------------------------------------

-----------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-----------------------------------------------------------------------
NAME OF                   COUPON         PRINCIPAL            VALUE(a)
ISSUER AND                 RATE           AMOUNT
TITLE OF
ISSUE (c,d)
NEW YORK (CONT.)
Nassau County Tobacco Settlement Corporation
   Asset-backed Revenue Bonds
   Series 2006A-3
     06-01-35             5.00%        $   2,350,000       $  2,280,487
     06-01-46             5.13             2,760,000          2,672,204
New York City Health & Hospital Corporation
   Revenue Bonds
   Health System
   Series 2002A (FSA)
     02-15-18             5.50             2,150,000          2,310,390
     02-15-19             5.50             1,250,000          1,343,250
New York City Municipal Water Finance Authority
   Revenue Bonds
   Series 2005D (AMBAC)
     06-15-39             5.00             4,375,000          4,516,094
New York City Transitional Finance Authority
   Revenue Bonds
   Future Tax Secured
   Series 2002C Escrowed to Maturity (FSA)
     08-01-10             5.25             1,000,000          1,060,730
New York City Transitional Finance Authority
   Revenue Bonds
   Future Tax Secured
   Series 2003E (MBIA)
     02-01-20             5.25             3,000,000          3,179,280
New York State Dormitory Authority
   Prerefunded Revenue Bonds
   State Personal Income Tax-Education
   Series 2003A
     03-15-27             5.00             4,725,000          5,049,088
New York State Dormitory Authority
   Revenue Bonds
   Consolidated City University System
   2nd General Resolution
   Series 1993A
     07-01-18             5.75             5,500,000          6,154,335
New York State Dormitory Authority
   Revenue Bonds
   Montefiore Hospital
   Series 2004 (FGIC/FHA)
     08-01-19             5.00             2,000,000          2,092,820
New York State Dormitory Authority
   Revenue Bonds
   Series 2002B (AMBAC)
     11-15-26             5.25             4,000,000          4,292,720

-----------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-----------------------------------------------------------------------
NAME OF                   COUPON         PRINCIPAL            VALUE(a)
ISSUER AND                 RATE           AMOUNT
TITLE OF
ISSUE (c,d)
NEW YORK (CONT.)
New York State Dormitory Authority
   Revenue Bonds
   Sloan-Kettering Memorial Center
   Series 2003 (MBIA)
     07-01-23             5.00%        $   6,000,000       $  6,201,840
     07-01-24             5.00             2,500,000          2,581,025
New York State Energy Research & Development Authority
   Revenue Bonds
   New York State Electric & Gas
   Series 1985 (MBIA)
     03-15-15             4.10             2,400,000          2,398,128
New York State Energy Research & Development Authority
   Revenue Bonds
   New York State Electric & Gas
   Series 1985B (MBIA)
     10-15-15             4.00             3,000,000          2,972,160
New York State Environmental Facilities Corporation
   Revenue Bonds
   Revolving Funds
   Series 2003
     06-15-32             5.00             3,305,000          3,405,571
New York State Thruway Authority
   Refunding Revenue Bonds
   Series 2002C (AMBAC)
     04-01-14             5.50             5,000,000          5,420,950
New York State Thruway Authority
   Revenue Bonds
   Second General Resolution
   Series 2003B (FSA)
     04-01-21             4.75             1,500,000          1,532,340
New York State Thruway Authority
   Revenue Bonds
   Series 2003A (MBIA)
     04-01-13             5.25             6,000,000          6,477,059
New York State Thruway Authority
   Revenue Bonds
   Series 2005G (FSA)
     01-01-28             5.00               750,000            778,785
New York State Urban Development Corporation
   Revenue Bonds
   Series 2002A
     01-01-09             5.00             3,500,000          3,606,225

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
18 - RIVERSOURCE TAX-EXEMPT BOND FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

-----------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-----------------------------------------------------------------------
NAME OF                   COUPON         PRINCIPAL            VALUE(a)
ISSUER AND                 RATE           AMOUNT
TITLE OF
ISSUE (c,d)
NEW YORK (CONT.)
Port Authority of New York & New Jersey
   Revenue Bonds
   Consolidated 134th
   Series 2004
     07-15-34             5.00%        $   2,000,000       $  2,055,220
Sales Tax Asset Receivables Corporation
   Revenue Bonds
   Series 2004A (MBIA)
     10-15-23             5.00               800,000            836,648
Tobacco Settlement Financing Authority
   Asset-backed Revenue Bonds
   Series 2003A-1
     06-01-19             5.50             2,250,000          2,425,568
Tobacco Settlement Financing Authority
   Revenue Bonds
   Series 2003B-1C
     06-01-14             5.50             3,025,000          3,158,554
TSASC
   Revenue Bonds
   1st Series 2006
     06-01-34             5.00             2,000,000          1,947,480
Westchester Tobacco Asset Securitization
   Revenue Bonds
   Series 2005
     06-01-26             5.00               350,000            343,483
                                                           ------------
Total                                                       111,047,170
-----------------------------------------------------------------------

NORTH CAROLINA (2.9%)
City of Charlotte
   Certificate of Participation
   Governmental Facilities Projects
   Series 2003G
     06-01-28             5.00             1,750,000          1,796,690
Concord
   Prerefunded Certificate of Participation
   Series 1996B (MBIA)
     06-01-16             5.75             1,480,000          1,509,600
North Carolina Capital Facilities Finance Agency
   Revenue Bonds
   Johnson & Wales University Project
   Series 2003A (XLCA)
     04-01-11             5.00             1,120,000          1,181,678
North Carolina Eastern Municipal Power Agency
   Refunding Revenue Bonds
   Series 2003A
     01-01-10             5.50             2,375,000          2,489,190

-----------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-----------------------------------------------------------------------
NAME OF                   COUPON         PRINCIPAL            VALUE(a)
ISSUER AND                 RATE           AMOUNT
TITLE OF
ISSUE (c,d)
NORTH CAROLINA (CONT.)
North Carolina Eastern Municipal Power Agency
   Refunding Revenue Bonds
   Series 2003F
     01-01-14             5.50%        $   5,000,000       $  5,377,450
North Carolina Municipal Power Agency #1 Catawba
   Revenue Bonds
   Series 2003A
     01-01-11             5.50             5,125,000          5,414,666
North Carolina Municipal Power Agency #1 Catawba
   Revenue Bonds
   Series 2003A (FGIC)
     01-01-12             5.50             4,805,000          5,211,599
State of North Carolina
   Unlimited General Obligation Bonds
   Public Improvements
   Series 2003B
     04-01-21             4.50             3,000,000          3,012,090
                                                           ------------
Total                                                        25,992,963
-----------------------------------------------------------------------

OHIO (2.4%)
Canal Winchester Local School District
   Unlimited General Obligation Bonds
   Series 2005 (MBIA)
     12-01-25             5.00             1,000,000          1,041,880
Cincinnati City School District
   Unlimited General Obligation Bonds
   Classroom Facilities Construction & Improvement
   Series 2003 (FSA)
     12-01-31             5.00             3,000,000          3,084,840
Cleveland State University
   Revenue Bonds
   Series 2004 (FGIC)
     06-01-24             5.25             1,500,000          1,594,440
Columbus City School District
   Unlimited General Obligation Bonds
   School Facilities Construction & Improvement
   Series 2004 (FSA)
     12-01-29             5.25             1,000,000          1,057,490
County of Cuyahoga
   Refunding Revenue Bonds
   Series 2003A
     01-01-32             6.00             4,000,000          4,385,200

                            See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
RIVERSOURCE TAX-EXEMPT BOND FUND - 2006 SEMIANNUAL REPORT - 19
--------------------------------------------------------------------------------

-----------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-----------------------------------------------------------------------
NAME OF                   COUPON         PRINCIPAL            VALUE(a)
ISSUER AND                 RATE           AMOUNT
TITLE OF
ISSUE (c,d)
OHIO (CONT.)
Hamilton County Convention Facilities Authority
   Revenue Bonds
   First Lien
   Series 2004 (FGIC)
     12-01-33             5.00%        $   2,500,000       $  2,564,525
Miami University
   Refunding Revenue Bonds
   Series 2005 (AMBAC)
     09-01-23             4.75             2,435,000          2,497,117
Ohio State Building Authority
   State Facilities Revenue Bonds
   Adult Correctional Building Fund Projects
   Series 2004A (MBIA)
     04-01-20             5.00               620,000            647,695
State of Ohio
   Revenue Bonds
   Case Western Reserve University Project
   Series 2004A (AMBAC)
     12-01-27             5.00             4,000,000          4,133,640
                                                           ------------
Total                                                        21,006,827
-----------------------------------------------------------------------

OREGON (1.6%)
Oregon State Bond Bank
   Revenue Bonds
   Oregon Economic Community Development Department
   Series 2000A (MBIA)
     01-01-19             5.50             2,520,000          2,634,584
Oregon State Department of Administrative Services
   Revenue Bonds
   Series 2003 (FSA)
     09-01-11             5.00             5,000,000          5,296,950
Oregon State Department of Administrative Services
   Revenue Bonds
   Series 2003A (FSA)
     04-01-18             5.00             2,460,000          2,576,481
Oregon State Housing & Community Services Department
   Revenue Bonds
   Single Family Mortgage Program
   Series 2003A
     07-01-24             4.80             2,985,000          2,928,315
Umatilla County Hospital Facility Authority
   Revenue Bonds
   Catholic Health Initiatives
   Series 2004A
     05-01-32             5.00               500,000            508,465
                                                           ------------
Total                                                        13,944,795
-----------------------------------------------------------------------

-----------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-----------------------------------------------------------------------
NAME OF                   COUPON         PRINCIPAL            VALUE(a)
ISSUER AND                 RATE           AMOUNT
TITLE OF
ISSUE (c,d)
PENNSYLVANIA (1.2%)
Allegheny County Hospital Development Authority
   Refunding Revenue Bonds
   Capital Appreciation
   Magee-Women's Hospital Project
   Zero Coupon
   Series 1992 (FGIC)
     10-01-17             5.81%        $   5,115,000(b)    $  3,046,341
County of Allegheny
   Unlimited General Obligation Refunding Bonds
   Series 2003C (FSA)
     10-01-09             5.00             3,000,000          3,115,950
Garnet Valley School District
   Prerefunded Unlimited General Obligation Bonds
   Series 2001A (FGIC)
     02-15-25             5.00             2,600,000          2,749,448
Harrisburg Authority
   Prerefunded Revenue Bonds
   Pooled Bond Program
   Series 1997II (MBIA)
     09-15-22             5.63             2,000,000          2,046,980
                                                           ------------
Total                                                        10,958,719
-----------------------------------------------------------------------

PUERTO RICO (3.4%)(G)
Commonwealth of Puerto Rico
   Unlimited General Obligation Bonds
   Public Improvement
   Series 2001A (FGIC)
     07-01-29             5.50             2,000,000          2,260,340
Commonwealth of Puerto Rico
   Unlimited General Obligation Bonds
   Public Improvement
   Series 2003A
     07-01-21             5.25             1,000,000          1,029,700
Commonwealth of Puerto Rico
   Unlimited General Obligation Bonds
   Public Improvement
   Series 2004A
     07-01-34             5.00             2,000,000          2,001,240
Puerto Rico Electric Power Authority
   Revenue Bonds
   Residuals
   Series 2002 Inverse Floater (MBIA)
     07-01-17             5.86             3,750,000(f)       4,570,875

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
20 - RIVERSOURCE TAX-EXEMPT BOND FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

-----------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-----------------------------------------------------------------------
NAME OF                   COUPON         PRINCIPAL            VALUE(a)
ISSUER AND                 RATE           AMOUNT
TITLE OF
ISSUE (c,d)
PUERTO RICO (CONT.)
Puerto Rico Highway & Transportation Authority
   Revenue Bonds
   Series 1996Y
     07-01-13             6.25%        $   2,300,000       $  2,564,983
     07-01-36             5.50             2,500,000          2,640,425
Puerto Rico Highway & Transportation Authority
   Revenue Bonds
   Series 2005K
     07-01-19             5.00             2,000,000          2,045,320
Puerto Rico Municipal Finance Agency
   Unlimited General Obligation Bonds
   Series 2000R Inverse Floater (FSA)
     08-01-13             6.28             5,000,000(f)       5,712,400
Puerto Rico Public Buildings Authority
   Refunding Revenue Bonds
   Government Facilities
   Series 2004J (AMBAC)
     07-01-36             5.00             3,250,000          3,436,128
Puerto Rico Public Buildings Authority
   Revenue Bonds
   Government Facilities
   Series 2004I
     07-01-33             5.25             1,500,000          1,536,600
Puerto Rico Public Finance Corporation
   Revenue Bonds
   Commonwealth Appropriation
   Series 2004A (MBIA)
     08-01-29             5.25             2,000,000          2,131,560
                                                           ------------
Total                                                        29,929,571
-----------------------------------------------------------------------

RHODE ISLAND (0.8%)
Rhode Island Health & Educational Building Corporation
   Refunding Revenue Bonds
   Higher Education - Johnson & Wales
   Series 2003 (XLCA)
     04-01-11             5.00             1,865,000          1,963,509
Rhode Island Housing & Mortgage Finance Corporation
   Revenue Bonds
   Homeownership Opportunity
   Series 2006A
     10-01-26             4.65             2,000,000          1,971,420
     04-01-33             4.85             3,000,000          2,955,510
                                                           ------------
Total                                                         6,890,439
-----------------------------------------------------------------------

-----------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-----------------------------------------------------------------------
NAME OF                   COUPON         PRINCIPAL            VALUE(a)
ISSUER AND                 RATE           AMOUNT
TITLE OF
ISSUE (c,d)
SOUTH CAROLINA (1.8%)
Charleston Educational Excellence Finance Corporation
   Revenue Bonds
   Charleston County School District
   Series 2005
     12-01-22             5.25%        $     750,000       $    792,458
     12-01-30             5.25             2,500,000          2,604,275
Lexington County
   Revenue Bonds
   Series 2004
     05-01-24             5.50             2,100,000          2,216,865
Piedmont Municipal Power Agency
   Refunding Revenue Bonds
   Electric
   Series 1991 (FGIC)
     01-01-21             6.25             1,000,000          1,199,830
South Carolina Transportation Infrastructure Bank
   Revenue Bonds
   Junior Lien
   Series 2001B (AMBAC)
     10-01-31             5.25             7,500,000          7,828,050
Tobacco Settlement Revenue Management Authority
   Revenue Bonds
   Series 2001B
     05-15-22             6.00             1,000,000          1,045,930
                                                           ------------
Total                                                        15,687,408
-----------------------------------------------------------------------

TEXAS (7.3%)
Brazosport Independent School District
   Unlimited General Obligation Bonds
   Series 2003C
   (Permanent School Fund Guarantee)
     02-15-19             5.00             1,525,000          1,585,527
City of Austin
   Refunding Revenue Bonds
   Capital Appreciation
   Zero Coupon
   Series 1992 (AMBAC)
     11-15-10             6.51             5,055,000(b)       4,233,563
City of Houston
   Refunding Revenue Bonds
   Combination First Lien
   Series 2004A (FSA)
     05-15-22             5.25             4,660,000          4,945,472

                            See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
RIVERSOURCE TAX-EXEMPT BOND FUND - 2006 SEMIANNUAL REPORT - 21
--------------------------------------------------------------------------------

-----------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-----------------------------------------------------------------------
NAME OF                   COUPON         PRINCIPAL            VALUE(a)
ISSUER AND                 RATE           AMOUNT
TITLE OF
ISSUE (c,d)
TEXAS (CONT.)
City of San Antonio
   Revenue Bonds
   Series 1992 Escrowed to Maturity (FGIC)
     05-15-07             6.40%        $   3,695,000       $  3,791,181
City of San Antonio
   Revenue Bonds
   Series 2003 (MBIA)
     02-01-20             5.00             1,980,000          2,051,260
Clint Independent School District
   Unlimited General Obligation Bonds
   Series 2003A
   (Permanent School Fund Guarantee)
     08-15-29             5.13             6,425,000          6,669,022
Corsicana
   Refunding Revenue Bonds
   Series 1997A (FGIC)
     08-15-22             5.75             1,575,000          1,611,729
Dawson County Hospital District
   Limited General Obligation Bonds
   Series 2005 (AMBAC)
     02-15-31             5.13               825,000            853,306
Duncanville Independent School District
   Prerefunded Unlimited General Obligation Bonds
   Capital Appreciation
   Series 2001
   (Permanent School Fund Guarantee)
     02-15-28             5.65             6,965,000          7,680,931
Duncanville Independent School District
   Unrefunded Unlimited General Obligation Bonds
   Capital Appreciation
   Series 2001
   (Permanent School Fund Guarantee)
     02-15-28             5.65                35,000             37,996
Midland Independent School District
   Unlimited General Obligation Refunding Bonds
   Series 2003
   (Permanent School Fund Guarantee)
     02-15-19             5.25             2,220,000          2,346,695
North Harris County Regional Water Authority
   Revenue Bonds
   Senior Lien
   Series 2005 (MBIA)
     12-15-32             5.00             2,760,000          2,821,465

-----------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-----------------------------------------------------------------------
NAME OF                   COUPON         PRINCIPAL            VALUE(a)
ISSUER AND                 RATE           AMOUNT
TITLE OF
ISSUE (c,d)
TEXAS (CONT.)
Raven Hills Higher Education Corporation
   Prerefunded Revenue Bonds
   Bobcat Village LLC-Southwest
   Series 2001A (AMBAC)
     06-01-17             5.38%        $   1,460,000       $  1,543,892
     06-01-18             5.38             1,535,000          1,620,361
Richardson Independent School District
   Unlimited General Obligation Bonds
   Series 2003
   (Permanent School Fund Guarantee)
     02-15-11             4.00            13,285,000         13,409,081
San Marcos Consolidated Independent School District
   Unlimited General Obligation Bonds
   Series 2004
   (Permanent School Fund Guarantee)
     08-01-21             5.25             2,150,000          2,292,180
Tarrant County Health Facilities Development Authority
   Revenue Bonds
   Texas Health Resources System
   Series 1997A (MBIA)
     02-15-22             5.25             3,500,000          3,626,840
Wilson County Memorial Hospital District
   Limited General Obligation Bonds
   Series 2003 (MBIA)
     02-15-28             5.13             3,000,000          3,112,710
                                                           ------------
Total                                                        64,233,211
-----------------------------------------------------------------------

UTAH (0.5%)
Utah Municipal Finance Cooperative
   Tax Allocation Bonds
   Capital Appreciation
   Salt Lake
   Zero Coupon
   Series 1990 (FSA)
     03-01-09             2.76             4,835,000(b)       4,341,443
-----------------------------------------------------------------------

VIRGINIA (1.4%)
City of Hampton
   Revenue Bonds
   Series 2002 (AMBAC)
     01-15-28             5.13             3,000,000          3,118,230
     01-15-35             5.00             3,000,000          3,079,650

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
22 - RIVERSOURCE TAX-EXEMPT BOND FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

-----------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-----------------------------------------------------------------------
NAME OF                   COUPON         PRINCIPAL            VALUE(a)
ISSUER AND                 RATE           AMOUNT
TITLE OF
ISSUE (c,d)
VIRGINIA (CONT.)
Tobacco Settlement Financing Corporation
   Asset-backed Revenue Bonds
   Series 2005
     06-01-26             5.50%        $     425,000       $    434,448
Virginia College Building Authority
   Revenue Bonds
   21st Century College Equipment
   Series 2003A
     02-01-18             5.00             2,000,000          2,094,320
Virginia Public School Authority
   Revenue Bonds
   School Financing
   Series 2001A
     08-01-16             5.00             3,300,000          3,482,259
                                                           ------------
Total                                                        12,208,907
-----------------------------------------------------------------------

WASHINGTON (3.6%)
City of Seattle
   Improvement & Refunding Revenue Bonds
   Series 2001 (FSA)
     03-01-26             5.13             3,415,000          3,509,322
Energy Northwest
   Refunding Revenue Bonds
   Project #3
   Series 2003A (MBIA)
     07-01-12             5.50             8,000,000          8,690,400
State of Washington
   Limited General Obligation Bonds
   Motor Vehicle Fuel Tax
   Series 2003B (FGIC)
     07-01-12             5.00             3,500,000          3,712,100
State of Washington
   Unlimited General Obligation Bonds
   Motor Vehicle Fuel Tax
   Series 2005C
     06-01-28             5.00               830,000            853,597
State of Washington
   Unlimited General Obligation Bonds
   Series 2005D (FSA)
     01-01-15             5.00             2,070,000          2,208,069
State of Washington
   Unlimited General Obligation Bonds
   Various Purpose
   Series 1999B
     01-01-13             5.00             2,675,000          2,752,869

-----------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-----------------------------------------------------------------------
NAME OF                   COUPON         PRINCIPAL            VALUE(a)
ISSUER AND                 RATE           AMOUNT
TITLE OF
ISSUE (c,d)
WASHINGTON (CONT.)
Tobacco Settlement Authority of Washington
   Asset-backed Revenue Bonds
   Series 2002
     06-01-26             6.50%        $     270,000       $    293,801
Washington Public Power Supply System
   Refunding Revenue Bonds
   Capital Appreciation
   Zero Coupon
   Series 1989B (MBIA)
     07-01-13             6.61            10,360,000(b)       7,668,058
Yakima County
   Limited General Obligation Bonds
   Series 2002 (AMBAC)
     12-01-21             5.00             2,425,000          2,513,270
                                                           ------------
Total                                                        32,201,486
-----------------------------------------------------------------------

WISCONSIN (0.5%)
Badger Tobacco Asset Securitization Corporation
   Asset-backed Revenue Bonds
   Series 2002
     06-01-27             6.13             1,140,000          1,204,843
     06-01-32             6.38               750,000            801,863
Wisconsin Health & Educational Facilities Authority
   Revenue Bonds
   Wheaton Franciscan Services
   Series 2003A
     08-15-33             5.13             2,400,000          2,433,696
                                                           ------------
Total                                                         4,440,402
-----------------------------------------------------------------------

TOTAL MUNICIPAL BONDS
(Cost: $823,392,380)                                       $845,637,588
-----------------------------------------------------------------------

-----------------------------------------------------------------------
MUNICIPAL NOTES (1.8%)
-----------------------------------------------------------------------
ISSUE(c,d,e)          EFFECTIVE           AMOUNT             VALUE(a)
                        YIELD           PAYABLE AT
                                         MATURITY
CALIFORNIA (0.1%)
California State Department of Water Resources
   Revenue Bonds
   V.R.D.N. Series 2002B-3 (Bank of New York)
     05-01-22             3.48%        $     775,000       $    775,000
-----------------------------------------------------------------------

                            See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
RIVERSOURCE TAX-EXEMPT BOND FUND - 2006 SEMIANNUAL REPORT - 23
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MUNICIPAL NOTES (CONTINUED)
--------------------------------------------------------------------------------
ISSUE(c,d,e)          EFFECTIVE           AMOUNT               VALUE(a)
                        YIELD           PAYABLE AT
                                         MATURITY
ILLINOIS (0.1%)
Illinois Health Facilities Authority
   Revenue Bonds
   University of Chicago Hospitals
   V.R.D.N. Series 1998 (Bank One Illinois) MBIA
     08-01-26             3.57%        $     800,000       $    800,000
-----------------------------------------------------------------------

MICHIGAN (0.1%)
Detroit
   Revenue Bonds
   Senior Lien
   V.R.D.N. Series 2003B (Dexia Credit Local) FSA
     07-01-33             3.55               100,000            100,000
Royal Oak Hospital Finance Authority
   Refunding Revenue Bonds
   William Beaumont University
   V.R.D.N. Series 2006 (Morgan Stanley Bank) AMBAC
     01-01-20             3.50               400,000            400,000
                                                           ------------
Total                                                           500,000
-----------------------------------------------------------------------

MINNESOTA (0.1%)
Minnesota Higher Education Facilities Authority
   Revenue Bonds
   St. Olaf College
   V.R.D.N. 5th Series 2000H (Harris Trust & Savings Bank)
     10-01-30             3.58               800,000            800,000
-----------------------------------------------------------------------

MISSISSIPPI (--%)
County of Jackson
   Refunding Revenue Bonds
   Chevron USA Project
   V.R.D.N. Series 1992
     12-01-16             3.54               200,000            200,000
-----------------------------------------------------------------------

NEW MEXICO (0.3%)
New Mexico Hospital Equipment Loan Council
   Revenue Bonds
   Presbyterian Healthcare
   V.R.D.N. Series 2005B (Citibank) FSA
     08-01-30             3.20             3,000,000          3,000,000
-----------------------------------------------------------------------

NEW YORK (0.1%)
New York City Municipal Water Finance Authority
   Revenue Bonds
   V.R.D.N. Series 1993C FGIC
     06-15-23             3.56             1,300,000          1,300,000
-----------------------------------------------------------------------

-----------------------------------------------------------------------
MUNICIPAL NOTES (CONTINUED)
-----------------------------------------------------------------------
ISSUE(c,d,e)          EFFECTIVE           AMOUNT              VALUE(a)
                        YIELD           PAYABLE AT
                                         MATURITY
PENNSYLVANIA (0.6%)
Pennsylvania State Higher Educational Facilities Authority
   Refunding Revenue Bonds
   Carnegie Mellon University
   V.R.D.N. Series 1995C (Morgan Guaranty Trust)
     11-01-29             3.40%        $   4,900,000       $  4,900,000
-----------------------------------------------------------------------

TENNESSEE (0.3%)
Clarksville Public Building Authority
   Revenue Bonds
   Pooled Financing
   Tennessee Municipal Bond Fund
   V.R.D.N. Series 2003 (Bank of America)
     01-01-33             3.58             2,400,000          2,400,000
Montgomery County Public Building Authority
   Revenue Bonds
   Tennessee County Loan Pool
   V.R.D.N. Series 2002 (Bank of America)
     04-01-32             3.58               300,000            300,000
                                                           ------------
Total                                                         2,700,000
-----------------------------------------------------------------------

TEXAS (0.1%)
Harris County Health Facilities Development Corporation
   Revenue Bonds
   YMCA of Greater Houston
   V.R.D.N. Series 1999 (Bank One Texas)
     07-01-34             3.57             1,100,000          1,100,000
-----------------------------------------------------------------------

WYOMING (--%)
Kemmerer
   Revenue Bonds
   Exxon Projects
   V.R.D.N. Series 1984
     11-01-14             3.46               200,000            200,000
-----------------------------------------------------------------------

TOTAL MUNICIPAL NOTES
(Cost: $16,275,000)                                        $ 16,275,000
-----------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $839,667,380)(i)                                    $861,912,588
=======================================================================

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
24 - RIVERSOURCE TAX-EXEMPT BOND FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES
--------------------------------------------------------------------------------

(A) Securities are valued by procedures described in Note 1 to the financial statements.

(B) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(C) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

      ACA     --   ACA Financial Guaranty Corporation
      AMBAC   --   Ambac Assurance Corporation
      BIG     --   Bond Investors Guarantee
      CGIC    --   Capital Guaranty Insurance Company
      FGIC    --   Financial Guaranty Insurance Company
      FHA     --   Federal Housing Authority
      FNMA    --   Federal National Mortgage Association
      FHLMC   --   Federal Home Loan Mortgage Corporation
      FSA     --   Financial Security Assurance
      GNMA    --   Government National Mortgage Association
      MBIA    --   MBIA Insurance Corporation
      XLCA    --   XL Capital Assurance

(D)   The following abbreviations may be used in the portfolio descriptions:

      B.A.N.  --   Bond Anticipation Note
      C.P.    --   Commercial Paper
      R.A.N.  --   Revenue Anticipation Note
      T.A.N.  --   Tax Anticipation Note
      T.R.A.N.--   Tax & Revenue Anticipation Note
      V.R.    --   Variable Rate
      V.R.D.B.--   Variable Rate Demand Bond
      V.R.D.N.--   Variable Rate Demand Note

(E) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on May 31, 2006.

(F) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in the LIBOR (London InterBank Offering Rate) Index. Interest rate disclosed is the rate in effect on May 31, 2006. At May 31, 2006, the value of inverse floaters represented 3.8% of net assets.

(G) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 3.4% of net assets at May 31, 2006.

(H) At May 31, 2006, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $6,561,165.

(I) At May 31, 2006, the cost of securities for federal income tax purposes was approximately $839,667,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                  $26,899,000
      Unrealized depreciation                                   (4,653,000)
      ---------------------------------------------------------------------
      Net unrealized appreciation                              $22,246,000
      ---------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(I) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(II) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(III) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(IV) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.


--------------------------------------------------------------------------------
RIVERSOURCE TAX-EXEMPT BOND FUND - 2006 SEMIANNUAL REPORT - 25
--------------------------------------------------------------------------------

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

RiverSource Tax-Exempt Bond Fund

MAY 31, 2006 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------------------
Investments in securities, at value (Note 1)
     (identified cost $839,667,380)                                                                  $ 861,912,588
Capital shares receivable                                                                                   27,338
Accrued interest receivable                                                                             13,297,143
Receivable for investment securities sold                                                               17,092,273
-------------------------------------------------------------------------------------------------------------------
Total assets                                                                                           892,329,342
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------------------
Disbursements in excess of cash on demand deposit                                                          341,791
Dividends payable to shareholders                                                                          526,275
Capital shares payable                                                                                     192,306
Payable for investment securities purchased                                                              7,630,865
Accrued investment management services fee                                                                   9,939
Accrued distribution fee                                                                                   208,908
Accrued transfer agency fee                                                                                  1,345
Accrued administrative services fee                                                                          1,644
Other accrued expenses                                                                                      80,294
-------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                        8,993,367
-------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                                                   $ 883,335,975
===================================================================================================================

-------------------------------------------------------------------------------------------------------------------
REPRESENTED BY
-------------------------------------------------------------------------------------------------------------------
Capital stock -- $.01 par value (Note 1)                                                             $   2,322,018
Additional paid-in capital                                                                             859,520,312
Undistributed net investment income                                                                        727,366
Accumulated net realized gain (loss)                                                                   (1,478,929)
Unrealized appreciation (depreciation) on investments                                                   22,245,208
-------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock                             $ 883,335,975
===================================================================================================================
Net assets applicable to outstanding shares:                          Class A                        $ 821,460,423
                                                                      Class B                        $  54,306,238
                                                                      Class C                        $   7,566,072
                                                                      Class Y                        $       3,242
Net asset value per share of outstanding capital stock:               Class A shares   215,936,846   $        3.80
                                                                      Class B shares    14,275,919   $        3.80
                                                                      Class C shares     1,988,220   $        3.81
                                                                      Class Y shares           852   $        3.81
-------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
26 - RIVERSOURCE TAX-EXEMPT BOND FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

RiverSource Tax-Exempt Bond Fund

SIX MONTHS ENDED MAY 31, 2006 (UNAUDITED)

-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------
Income:
Interest                                                                                $ 16,704,178
-----------------------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                                         1,593,562
Distribution fee
     Class A                                                                                 876,960
     Class B                                                                                 201,811
     Class C                                                                                  27,378
Transfer agency fee                                                                          185,495
Incremental transfer agency fee
     Class A                                                                                  16,261
     Class B                                                                                   2,522
     Class C                                                                                     499
Service fee -- Class Y                                                                             2
Administrative services fees and expenses                                                    267,691
Compensation of board members                                                                  5,392
Custodian fees                                                                                30,660
Printing and postage                                                                          48,500
Registration fees                                                                             19,120
Audit fees                                                                                    19,000
Other                                                                                          2,702
-----------------------------------------------------------------------------------------------------
Total expenses                                                                             3,297,555
     Expenses waived/reimbursed by the Investment Manager and its affiliates (Note 2)       (171,214)
-----------------------------------------------------------------------------------------------------
                                                                                           3,126,341
     Earnings credits on cash balances (Note 2)                                              (35,159)
-----------------------------------------------------------------------------------------------------
Total net expenses                                                                         3,091,182
-----------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                           13,612,996
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
-----------------------------------------------------------------------------------------------------
Net realized gain (loss) on:
     Security transactions (Note 3)                                                       (1,074,513)
     Futures contracts                                                                       267,020
-----------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                     (807,493)
Net change in unrealized appreciation (depreciation) on investments                       (4,992,395)
-----------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                            (5,799,888)
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                         $  7,813,108
=====================================================================================================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
RIVERSOURCE TAX-EXEMPT BOND FUND - 2006 SEMIANNUAL REPORT - 27
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

RiverSource Tax-Exempt Bond Fund

                                                                      MAY 31, 2006     NOV. 30, 2005
                                                                    SIX MONTHS ENDED    YEAR ENDED
                                                                      (UNAUDITED)
-----------------------------------------------------------------------------------------------------
OPERATIONS AND DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                       $  13,612,996    $  23,878,775
Net realized gain (loss) on investments                                    (807,493)       3,615,351
Net change in unrealized appreciation (depreciation) on investments      (4,992,395)      (5,733,448)
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations           7,813,108       21,760,678
-----------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net Investment income
     Class A                                                            (12,901,363)     (22,744,127)
     Class B                                                               (587,062)        (924,695)
     Class C                                                                (79,546)        (120,710)
     Class Y                                                                    (47)             (69)
   Net realized gain
     Class A                                                             (2,509,025)      (5,279,704)
     Class B                                                               (120,344)        (280,376)
     Class C                                                                (15,222)         (36,263)
     Class Y                                                                     (8)             (15)
-----------------------------------------------------------------------------------------------------
Total distributions                                                     (16,212,617)     (29,385,959)
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
-----------------------------------------------------------------------------------------------------
Proceeds from sales
   Class A shares (Note 2)                                               22,223,191       27,795,877
   Class B shares                                                         1,179,271        2,217,382
   Class C shares                                                           391,170          908,496
Fund merger (Note 6)
   Class A shares                                                       288,100,670              N/A
   Class B shares                                                        32,859,444              N/A
   Class C shares                                                         4,858,132              N/A
   Class Y shares                                                             1,401              N/A
Reinvestment of distributions at net asset value
   Class A shares                                                        10,943,243       20,573,533
   Class B shares                                                           562,151        1,026,616
   Class C shares                                                            86,024          149,443
Payments for redemptions
   Class A shares                                                       (93,027,161)    (114,403,213)
   Class B shares (Note 2)                                               (8,686,766)     (10,069,989)
   Class C shares (Note 2)                                               (1,516,746)      (1,849,145)
-----------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions       257,974,024      (73,651,000)
-----------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                 249,574,515      (81,276,281)
Net assets at beginning of period                                       633,761,460      715,037,741
-----------------------------------------------------------------------------------------------------
Net assets at end of period                                           $ 883,335,975    $ 633,761,460
=====================================================================================================
Undistributed net investment income                                   $     727,366    $     684,308
-----------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
28 - RIVERSOURCE TAX-EXEMPT BOND FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

RiverSource Tax-Exempt Bond Fund

(Unaudited as to May 31, 2006)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of RiverSource Tax-Exempt Series, Inc. (formerly AXP Tax-Exempt Series, Inc.) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Tax-Exempt Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. The Fund invests primarily in investment-grade bonds and other debt obligations whose interest is exempt from federal income tax.

The Fund offers Class A, Class B, Class C and Class Y shares.

o     Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

o     Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

At May 31, 2006, Ameriprise Financial, Inc. (Ameriprise Financial) owned 100% of Class Y shares.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, transfer agency fees and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the Board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.


--------------------------------------------------------------------------------
RIVERSOURCE TAX-EXEMPT BOND FUND - 2006 SEMIANNUAL REPORT - 29
--------------------------------------------------------------------------------

SECURITIES PURCHASED ON A FORWARD-COMMITMENT BASIS

Delivery and payment for securities that have been purchased by the Fund on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its forward-commitments. At May 31, 2006, the Fund has entered into outstanding when-issued securities of $6,561,165.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Fund may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The Fund may write over-the-counter options where completing the obligation depends upon the credit standing of the other party.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

SWAP TRANSACTIONS

To produce incremental earnings, to gain exposure to or protect itself from market changes, the Fund may enter into swap agreements. Swaps are an agreement between two parties to exchange periodic cash flows based on a specified amount of principal. The net cash flow is generally the difference between a floating market interest rate versus a fixed interest rate. The Fund may employ swaps to synthetically add or subtract principal exposure to the municipal market.


--------------------------------------------------------------------------------
30 - RIVERSOURCE TAX-EXEMPT BOND FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

Risks of entering into a swap include a lack of correlation between swaps and the portfolio of municipal bonds the swaps are designed to hedge or replicate. A lack of correlation may cause the swap to experience adverse changes in value relative to expectations. In addition, swaps are subject to the risk of default of a counterparty, and the risk of adverse movements in market interest rates relative to the swap positions entered.

Swaps are valued daily and unrealized appreciation and depreciation is recorded. The Fund will realize a gain or a loss when the swap is terminated. The Fund did not enter into any swap agreements for the six months ended May 31, 2006.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

DIVIDENDS TO SHAREHOLDERS

Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.


--------------------------------------------------------------------------------
RIVERSOURCE TAX-EXEMPT BOND FUND - 2006 SEMIANNUAL REPORT - 31
--------------------------------------------------------------------------------

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, RiverSource Investments, LLC (the Investment Manager) determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.41% to 0.25% annually as the Fund's assets increase. Prior to March 1, 2006, the fee percentage of the Fund's average daily net assets declined from 0.45% to 0.35% annually as the Fund's assets increased.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% annually as the Fund's assets increase. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the Board.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a separate Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

o     Class A $20.50

o     Class B $21.50

o     Class C $21.00

o     Class Y $18.50

The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y.

The Transfer Agent charges an annual closed account fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the statement of operations.

The Fund has agreements with Ameriprise Financial Services, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $126,123 for Class A, $56,590 for Class B and $517 for Class C for the six months ended May 31, 2006.


--------------------------------------------------------------------------------
32 - RIVERSOURCE TAX-EXEMPT BOND FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

For the six months ended May 31, 2006, the Investment Manager and its affiliates waived certain fees and expenses to 0.79% for Class A, 1.55% for Class B, 1.55% for Class C and 0.63% for Class Y. Of these waived fees and expenses, the transfer agency fees waived for Class A, Class B and Class C were $161,948, $8,054 and $1,212, respectively. In addition, the Investment Manager and its affiliates have agreed to waive certain fees and expenses until Nov. 30, 2006, unless sooner terminated at the discretion of the Board, such that net expenses will not exceed 0.79% for Class A, 1.55% for Class B, 1.55% for Class C and 0.64% for Class Y.

During the six months ended May 31, 2006, the Fund's custodian and transfer agency fees were reduced by $35,159 as a result of earnings credits from overnight cash balances.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $396,738,958 (including $293,381,799 from RiverSource Insured Tax-Exempt Fund that was acquired in the fund merger as described in
Note 6) and $156,973,131, respectively, for the six months ended May 31, 2006. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                                  SIX MONTHS ENDED MAY 31, 2006
                                        CLASS A         CLASS B        CLASS C      CLASS Y
---------------------------------------------------------------------------------------------
Sold                                    5,795,107        308,057        102,371           --
Fund merger                            75,176,582      8,575,264      1,267,341          365
Issued for reinvested distributions     2,857,616        146,876         22,472           --
Redeemed                              (24,303,809)    (2,268,048)      (396,242)          --
---------------------------------------------------------------------------------------------
Net increase (decrease)                59,525,496      6,762,149        995,942          365
---------------------------------------------------------------------------------------------

                                                     YEAR ENDED NOV. 30, 2005
                                        CLASS A         CLASS B        CLASS C      CLASS Y
---------------------------------------------------------------------------------------------
Sold                                    7,138,896        569,330        233,300           --
Issued for reinvested distributions     5,289,691        263,901         38,413           --
Redeemed                              (29,433,085)    (2,587,251)      (476,458)          --
---------------------------------------------------------------------------------------------
Net increase (decrease)               (17,004,498)    (1,754,020)      (204,745)          --
---------------------------------------------------------------------------------------------

5. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other RiverSource funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.07% per annum. The Fund had no borrowings outstanding during the six months ended May 31, 2006.


--------------------------------------------------------------------------------
RIVERSOURCE TAX-EXEMPT BOND FUND - 2006 SEMIANNUAL REPORT - 33
--------------------------------------------------------------------------------

6. FUND MERGER

At the close of business on March 10, 2006, RiverSource Tax-Exempt Bond Fund acquired the assets and assumed the identified liabilities of RiverSource Insured Tax-Exempt Fund. The reorganization was completed after shareholders approved the plan on Feb. 15, 2006.

The aggregate net assets of RiverSource Tax-Exempt Bond Fund immediately before the acquisition were $605,261,453 and the combined net assets immediately after the acquisition were $931,081,100.

The merger was accomplished by a tax-free exchange of 61,157,704 shares of the RiverSource Insured Tax-Exempt Fund valued at $325,819,647.

In exchange for the RiverSource Insured Tax-Exempt Fund shares and net assets, RiverSource Tax-Exempt Bond Fund issued the following number of shares:

                                                                      SHARES
--------------------------------------------------------------------------------
Class A                                                             75,176,582
Class B                                                              8,575,264
Class C                                                              1,267,341
Class Y                                                                    365
--------------------------------------------------------------------------------

RiverSource Insured Tax-Exempt Fund's net assets after adjustments for any permanent book-to-tax differences at the merger date were as follows, which include the following amounts of capital stock, unrealized appreciation, accumulated net realized loss and undistributed net investment loss.

                             TOTAL       CAPITAL       UNREALIZED   ACCUMULATED NET   UNDISTRIBUTED NET
                          NET ASSETS      STOCK       APPRECIATION   REALIZED LOSS      INVESTMENT LOSS
-------------------------------------------------------------------------------------------------------
RiverSource Insured
     Tax-Exempt Fund     $325,819,647  $320,972,784    $4,867,047      $(18,264)         $(1,920)
-------------------------------------------------------------------------------------------------------

7. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce
(MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.


--------------------------------------------------------------------------------
34 - RIVERSOURCE TAX-EXEMPT BOND FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds.


--------------------------------------------------------------------------------
RIVERSOURCE TAX-EXEMPT BOND FUND - 2006 SEMIANNUAL REPORT - 35
--------------------------------------------------------------------------------

8. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
--------------------------------------------------------------------------------------------------------------------------------
Fiscal period ended Nov. 30,                                         2006(g)         2005        2004        2003         2002
Net asset value, beginning of period                               $ 3.84          $ 3.89      $ 4.10      $ 4.05       $ 4.05
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                          .07             .14         .14         .15          .17
Net gains (losses) (both realized and unrealized)                    (.02)           (.02)       (.01)        .08           --
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                      .05             .12         .13         .23          .17
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                 (.07)           (.14)       (.14)       (.15)        (.17)
Distributions from realized gains                                    (.02)           (.03)       (.20)       (.03)          --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                  (.09)           (.17)       (.34)       (.18)        (.17)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $ 3.80          $ 3.84      $ 3.89      $ 4.10       $ 4.05
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                            $  821          $  601      $  674      $  777       $  828
--------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                      .79%(c),(d)     .82%(c)     .82%        .82%         .81%
--------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets    3.69%(d)        3.55%       3.55%       3.78%        4.23%
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)              22%             29%         21%         92%         102%
--------------------------------------------------------------------------------------------------------------------------------
Total return(e)                                                      1.22%(f)        3.06%       3.33%       5.91%        4.30%
--------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class A would have been 0.84% for the six months ended May 31, 2006 and 0.83% for the year ended Nov. 30, 2005.

(d)   Adjusted to an annual basis.

(e)   Total return does not reflect payment of a sales charge.

(f)   Not annualized.

(g)   Six months ended May 31, 2006 (Unaudited).


--------------------------------------------------------------------------------
36 - RIVERSOURCE TAX-EXEMPT BOND FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

CLASS B
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-------------------------------------------------------------------------------------------------------------------------------
Fiscal period ended Nov. 30,                                         2006(g)         2005        2004        2003         2002
Net asset value, beginning of period                               $ 3.84          $ 3.89      $ 4.10      $ 4.06       $ 4.05
-------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                          .05             .11         .11         .12          .15
Net gains (losses) (both realized and unrealized)                    (.02)           (.02)       (.01)        .07           --
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                      .03             .09         .10         .19          .15
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                 (.05)           (.11)       (.11)       (.12)        (.14)
Distributions from realized gains                                    (.02)           (.03)       (.20)       (.03)          --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                  (.07)           (.14)       (.31)       (.15)        (.14)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $ 3.80          $ 3.84      $ 3.89      $ 4.10       $ 4.06
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                            $   54          $   29      $   36      $   50       $   60
-------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                     1.55%(c),(d)    1.58%(c)    1.58%       1.58%        1.57%
-------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets    2.92%(d)        2.78%       2.80%       3.02%        3.47%
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)              22%             29%         21%         92%         102%
-------------------------------------------------------------------------------------------------------------------------------
Total return(e)                                                       .83%(f)        2.29%       2.55%       4.85%        3.77%
-------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class B would have been 1.59% for the six months ended May 31, 2006 and 1.59% for the year ended Nov. 30, 2005.

(d)   Adjusted to an annual basis.

(e)   Total return does not reflect payment of a sales charge.

(f)   Not annualized.

(g)   Six months ended May 31, 2006 (Unaudited).


--------------------------------------------------------------------------------
RIVERSOURCE TAX-EXEMPT BOND FUND - 2006 SEMIANNUAL REPORT - 37
--------------------------------------------------------------------------------

CLASS C
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-------------------------------------------------------------------------------------------------------------------------------
Fiscal period ended Nov. 30,                                         2006(g)         2005        2004        2003         2002
Net asset value, beginning of period                               $ 3.84          $ 3.89      $ 4.10      $ 4.06       $ 4.06
-------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                          .05             .11         .11         .12          .14
Net gains (losses) (both realized and unrealized)                    (.01)           (.02)       (.01)        .07           --
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                      .04             .09         .10         .19          .14
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                 (.05)           (.11)       (.11)       (.12)        (.14)
Distributions from realized gains                                    (.02)           (.03)       (.20)       (.03)          --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                  (.07)           (.14)       (.31)       (.15)        (.14)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $ 3.81          $ 3.84      $ 3.89      $ 4.10       $ 4.06
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                            $    8          $    4      $    5      $    6       $    6
-------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                     1.55%(c),(d)    1.59%(c)    1.58%       1.59%        1.57%
-------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets    2.92%(d)        2.78%       2.80%       3.01%        3.39%
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)              22%             29%         21%         92%         102%
-------------------------------------------------------------------------------------------------------------------------------
Total return(e)                                                      1.10%(f)        2.29%       2.55%       4.84%        3.52%
-------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class C would have been 1.59% for the six months ended May 31, 2006 and 1.60% for the year ended Nov. 30, 2005.

(d)   Adjusted to an annual basis.

(e)   Total return does not reflect payment of a sales charge.

(f)   Not annualized.

(g)   Six months ended May 31, 2006 (Unaudited).


--------------------------------------------------------------------------------
38 - RIVERSOURCE TAX-EXEMPT BOND FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

CLASS Y
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-------------------------------------------------------------------------------------------------------------------------------
Fiscal period ended Nov. 30,                                         2006(g)         2005        2004        2003         2002
Net asset value, beginning of period                               $ 3.84          $ 3.89      $ 4.10      $ 4.06       $ 4.06
-------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                          .07             .15         .15         .16          .18
Net gains (losses) (both realized and unrealized)                    (.01)           (.02)       (.01)        .07           --
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                      .06             .13         .14         .23          .18
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                 (.07)           (.15)       (.15)       (.16)        (.18)
Distributions from realized gains                                    (.02)           (.03)       (.20)       (.03)          --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                  (.09)           (.18)       (.35)       (.19)        (.18)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $ 3.81          $ 3.84      $ 3.89      $ 4.10       $ 4.06
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                            $   --          $   --      $   --      $   --       $   --
-------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                      .63%(c),(d)     .66%(c)     .66%        .66%         .66%
-------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets    3.82%(d)        3.62%       3.66%       3.89%        4.32%
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)              22%             29%         21%         92%         102%
-------------------------------------------------------------------------------------------------------------------------------
Total return(e)                                                      1.54%(f)        3.19%       3.45%       5.74%        4.40%
-------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class Y would have been 0.65% for the six months ended May 31, 2006 and 0.68% for the year ended Nov. 30, 2005.

(d)   Adjusted to an annual basis.

(e)   Total return does not reflect payment of a sales charge.

(f)   Not annualized.

(g)   Six months ended May 31, 2006 (Unaudited).


--------------------------------------------------------------------------------
RIVERSOURCE TAX-EXEMPT BOND FUND - 2006 SEMIANNUAL REPORT - 39
--------------------------------------------------------------------------------

FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended May 31, 2006.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
40 - RIVERSOURCE TAX-EXEMPT BOND FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

                                                      BEGINNING          ENDING          EXPENSES
                                                    ACCOUNT VALUE     ACCOUNT VALUE     PAID DURING      ANNUALIZED
                                                     DEC. 1, 2005     MAY 31, 2006     THE PERIOD(a)    EXPENSE RATIO
---------------------------------------------------------------------------------------------------------------------
Class A
---------------------------------------------------------------------------------------------------------------------
    Actual(b)                                          $ 1,000         $ 1,012.20        $ 3.96(c)           .79%
---------------------------------------------------------------------------------------------------------------------
    Hypothetical (5% return before expenses)           $ 1,000         $ 1,020.99        $ 3.98(c)           .79%
---------------------------------------------------------------------------------------------------------------------
Class B
---------------------------------------------------------------------------------------------------------------------
    Actual(b)                                          $ 1,000         $ 1,008.30        $ 7.76(c)          1.55%
---------------------------------------------------------------------------------------------------------------------
    Hypothetical (5% return before expenses)           $ 1,000         $ 1,017.20        $ 7.80(c)          1.55%
---------------------------------------------------------------------------------------------------------------------
Class C
---------------------------------------------------------------------------------------------------------------------
    Actual(b)                                          $ 1,000         $ 1,011.00        $ 7.77(c)          1.55%
---------------------------------------------------------------------------------------------------------------------
    Hypothetical (5% return before expenses)           $ 1,000         $ 1,017.20        $ 7.80(c)          1.55%
---------------------------------------------------------------------------------------------------------------------
Class Y
---------------------------------------------------------------------------------------------------------------------
    Actual(b)                                          $ 1,000         $ 1,015.40        $ 3.17(c)           .63%
---------------------------------------------------------------------------------------------------------------------
    Hypothetical (5% return before expenses)           $ 1,000         $ 1,021.79        $ 3.18(c)           .63%
---------------------------------------------------------------------------------------------------------------------

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

(b) Based on the actual return for the six months ended May 31, 2006: +1.22% for Class A, +0.83% for Class B, +1.10% for Class C and +1.54% for Class Y.

(c) On Feb. 15, 2006, shareholders approved a change to the Investment Management Services Agreement. If this change had been in place for the entire six-month period ended May 31, 2006, the actual and hypothetical expenses paid would have been the same as those expenses presented in the table above for all classes, except Class Y. The actual expenses paid would have been $3.22 for Class Y and the hypothetical expenses paid would have been $3.23 for Class Y.


--------------------------------------------------------------------------------
RIVERSOURCE TAX-EXEMPT BOND FUND - 2006 SEMIANNUAL REPORT - 41
--------------------------------------------------------------------------------

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

During the period covered by this report, RiverSource Investments, LLC ("RiverSource Investments" or the "investment manager"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), served as the investment manager to RiverSource funds under an Investment Management Services Agreement ("IMS Agreement").

The Board of Directors (the "Board") annually determines whether to continue the IMS Agreement and subadvisory agreements, as applicable, by evaluating the quality and level of services received and the costs associated with those services. The Board did not make the specific determination this year as each fund's IMS Agreement was approved by the vote of a majority of the outstanding voting securities of the funds at a shareholder meeting held on Feb. 15, 2006.

PROXY VOTING

The policy of the Board is to vote all proxies of the companies in which the Fund holds investments. The procedures are stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting www.riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by visiting www.riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
42 - RIVERSOURCE TAX-EXEMPT BOND FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

RESULTS OF MEETING OF SHAREHOLDERS

RIVERSOURCE TAX-EXEMPT BOND FUND

REGULAR MEETING OF SHAREHOLDERS HELD ON FEB. 15, 2006

(UNAUDITED)

A brief description of each proposal voted upon at the meeting and the votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each proposal is set forth below. A vote is based on total dollar interest in a fund.

ELECTION OF BOARD MEMBERS

                                        AFFIRMATIVE                WITHHOLD
--------------------------------------------------------------------------------
    Kathleen Blatz                     344,436,479.64           10,758,258.42
--------------------------------------------------------------------------------
    Arne H. Carlson                    343,964,206.58           11,230,531.48
--------------------------------------------------------------------------------
    Patricia M. Flynn                  344,703,344.18           10,491,393.88
--------------------------------------------------------------------------------
    Anne P. Jones                      344,086,076.71           11,108,661.35
--------------------------------------------------------------------------------
    Jeffrey Laikind                    344,124,857.51           11,069,880.55
--------------------------------------------------------------------------------
    Stephen R. Lewis, Jr.              344,270,644.15           10,924,093.91
--------------------------------------------------------------------------------
    Catherine James Paglia             344,235,386.45           10,959,351.61
--------------------------------------------------------------------------------
    Vikki L. Pryor                     344,591,391.97           10,603,346.09
--------------------------------------------------------------------------------
    Alan K. Simpson                    343,354,828.30           11,839,909.76
--------------------------------------------------------------------------------
    Alison Taunton-Rigby               344,382,928.76           10,811,809.30
--------------------------------------------------------------------------------
    William F. Truscott                344,548,189.92           10,646,548.14
--------------------------------------------------------------------------------

AMEND THE ARTICLES OF INCORPORATION TO PERMIT THE BOARD TO ESTABLISH THE MINIMUM ACCOUNT VALUE AND TO CHANGE THE NAME OF THE CORPORATION

       AFFIRMATIVE        AGAINST           ABSTAIN          BROKER NON-VOTES
--------------------------------------------------------------------------------
     334,947,168.10     11,680,135.05     8,503,159.16         64,275.75
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
RIVERSOURCE TAX-EXEMPT BOND FUND - 2006 SEMIANNUAL REPORT - 43
--------------------------------------------------------------------------------

APPROVE AN INVESTMENT MANAGEMENT SERVICES AGREEMENT WITH RIVERSOURCE INVESTMENTS, LLC

       AFFIRMATIVE         AGAINST          ABSTAIN          BROKER NON-VOTES
--------------------------------------------------------------------------------
     336,870,022.41     10,063,536.46     8,196,903.44          64,275.75
--------------------------------------------------------------------------------

APPROVE CHANGES IN FUNDAMENTAL INVESTMENT POLICIES

DIVERSIFICATION

       AFFIRMATIVE         AGAINST          ABSTAIN          BROKER NON-VOTES
--------------------------------------------------------------------------------
     335,592,078.62     10,677,461.00     8,860,922.69          64,275.75
--------------------------------------------------------------------------------

TEN PERCENT LIMITATION IN SINGLE ISSUER

       AFFIRMATIVE        AGAINST          ABSTAIN           BROKER NON-VOTES
--------------------------------------------------------------------------------
     334,762,653.65     11,237,078.01     9,130,730.65          64,275.75
--------------------------------------------------------------------------------

LENDING

       AFFIRMATIVE        AGAINST          ABSTAIN           BROKER NON-VOTES
--------------------------------------------------------------------------------
     331,959,774.15     13,878,622.45    9,292,065.71           64,275.75
--------------------------------------------------------------------------------

BORROWING

       AFFIRMATIVE        AGAINST           ABSTAIN          BROKER NON-VOTES
--------------------------------------------------------------------------------
     332,346,728.58     13,627,543.53     9,156,190.20          64,275.75
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
44 - RIVERSOURCE TAX-EXEMPT BOND FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

RiverSource SM  TAX-EXEMPT BOND FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

riversource.com/funds

                         This report must be accompanied or preceded by the
                         Fund's current prospectus. RiverSource Funds are
                         managed by RiverSource Investments, LLC and
                         distributed by Ameriprise Financial Services, Inc.,
                         Member NASD. Both companies are part of Ameriprise
RIVERSOURCE [LOGO] SM    Financial, Inc.
      INVESTMENTS

                                                                 S-6315 W (7/06)

Item 2.    Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.    Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10.   Submission of matters to a vote of security holders. Not applicable.

Item 11.   Controls and Procedures.

           (a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

           (b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.   Exhibits.

           (a)(1) Not applicable for semi-annual reports.

           (a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by
           Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

           (a)(3) Not applicable.

           (b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  RiverSource Tax-Exempt Series, Inc.



By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          July 28, 2006



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          July 28, 2006


By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          July 28, 2006